Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$5,985	$4,548,600
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/23)(a)(b)	2,265	2,204,615
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	9,505	8,620,702
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	8,008	6,526,520
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	7,834	6,664,619
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	4,439	3,769,421
3.75%, 02/15/28 (Call 02/15/23)(b)	4,212	3,823,070
4.00%, 02/15/30 (Call 02/15/25)(b)	4,301	3,827,890
4.88%, 01/15/29 (Call 01/15/24)(b)	2,949	2,775,380
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	497,280
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,934	3,381,834
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	4,025	3,457,113
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	5,116	4,706,018
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	1,660	1,669,943
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	8,374	7,337,717
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	3,295	2,708,205
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)(b)	7,988	6,230,640
		72,749,567
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	6,005	5,695,042
7.13%, 06/15/26 (Call 06/15/23)(a)	9,650	9,626,936
7.45%, 05/01/34(a)	3,818	3,866,218
7.50%, 12/01/24 (Call 12/01/23)(a)	3,578	3,647,771
7.50%, 03/15/25 (Call 03/15/23)(a)	8,621	8,631,776
7.50%, 02/01/29 (Call 02/01/26)(a)	5,815	5,809,359
7.88%, 04/15/27 (Call 04/15/23)(a)(b)	14,693	14,680,478
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	5,430	4,737,675
5.13%, 10/01/24 (Call 07/01/24)	6,747	6,713,265
5.90%, 02/01/27(b)	5,006	5,093,605
5.95%, 02/01/37	4,829	4,874,393
6.75%, 01/15/28(b)	2,485	2,607,374
6.88%, 05/01/25 (Call 04/01/25)	5,074	5,225,865
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)(b)	4,264	3,954,860
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	8,451	7,838,303
5.75%, 10/15/27 (Call 07/15/27)(a)	8,075	7,852,938
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	2,358	2,216,496
4.60%, 06/15/28 (Call 03/15/28)(b)	5,732	4,817,819
7.50%, 04/15/25 (Call 04/15/23)(a)	9,247	9,278,810
9.38%, 11/30/29 (Call 11/30/25)(a)	6,740	7,324,830
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	9,059	8,172,667
4.88%, 05/01/29 (Call 05/01/24)(b)	5,942	5,361,498
5.50%, 11/15/27 (Call 11/15/23)	20,284	19,370,730
6.25%, 03/15/26 (Call 03/15/23)(a)	31,909	31,897,760
6.38%, 06/15/26 (Call 06/15/23)	7,574	7,479,211
Security	Par (000)	Value

Aerospace & Defense (continued)
7.50%, 03/15/27 (Call 03/15/23)	$4,904	$4,942,178
8.00%, 12/15/25 (Call 04/08/23)(a)	9,107	9,285,406
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)(b)	4,597	4,553,995
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/23)(a)(b)	4,690	4,526,907
7.75%, 08/15/25 (Call 08/15/23)(b)	4,081	3,466,483
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	2,635	2,674,525
		226,225,173
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(a)(b)	3,917	3,820,054
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	7,712	7,673,440
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)(b)	1,936	1,754,153
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	6,682	5,826,637
10.50%, 11/01/26 (Call 11/01/23)(a)	5,233	5,265,706
		24,339,990
Airlines — 1.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	10,364	9,586,671
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	4,970	4,858,733
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,861	3,616,745
American Airlines Inc., 11.75%, 07/15/25(a)(b)	19,077	21,233,750
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	27,386	26,847,178
5.75%, 04/20/29(a)	23,382	22,616,072
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	7,386	7,045,358
3.75%, 10/28/29 (Call 07/28/29)(b)	3,772	3,337,843
4.38%, 04/19/28 (Call 01/19/28)(b)	3,063	2,846,415
7.38%, 01/15/26 (Call 12/15/25)(b)	6,967	7,251,559
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	9,894	9,448,671
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/23)(a)	9,827	10,049,510
United Airlines Holdings Inc.
4.88%, 01/15/25(b)	3,159	3,092,931
5.00%, 02/01/24(b)	583	579,793
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	15,642	14,849,496
4.63%, 04/15/29 (Call 10/15/25)(a)	15,948	14,546,334
		161,807,059
Apparel — 0.3%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	2,722	2,263,696
4.25%, 03/15/29 (Call 03/15/24)(a)	2,774	2,416,847
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	3,823	3,756,365
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	8,040	7,487,250
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)(b)	3,062	2,648,538
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	4,032	3,366,720
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	4,748	4,311,944
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(a)(b)	3,633	3,534,401
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	4,534	3,655,537
		33,441,298

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 2.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	$7,613	$6,437,781
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	2,977	2,822,851
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,971	3,823,160
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	9,470	9,249,268
Ford Holdings LLC, 9.30%, 03/01/30(b)	1,691	1,940,423
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	12,582	9,985,919
4.35%, 12/08/26 (Call 09/08/26)(b)	7,617	7,412,195
4.75%, 01/15/43	10,032	7,831,111
5.29%, 12/08/46 (Call 06/08/46)(b)	6,648	5,482,805
6.10%, 08/19/32 (Call 05/19/32)(b)	8,990	8,821,468
6.63%, 10/01/28(b)	2,112	2,199,817
7.40%, 11/01/46(b)	2,205	2,274,898
7.45%, 07/16/31(b)	5,340	5,727,983
9.63%, 04/22/30 (Call 01/22/30)(b)	2,070	2,436,597
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	6,630	6,147,751
2.70%, 08/10/26 (Call 07/10/26)(b)	8,015	7,153,387
2.90%, 02/16/28 (Call 12/16/27)(b)	4,132	3,553,916
2.90%, 02/10/29 (Call 12/10/28)(b)	4,210	3,511,810
3.38%, 11/13/25 (Call 10/13/25)	11,020	10,262,375
3.63%, 06/17/31 (Call 03/17/31)	5,555	4,620,433
3.66%, 09/08/24	3,915	3,768,350
3.82%, 11/02/27 (Call 08/02/27)(b)	4,121	3,719,202
4.00%, 11/13/30 (Call 08/13/30)	8,459	7,385,891
4.06%, 11/01/24 (Call 10/01/24)(b)	7,545	7,307,248
4.13%, 08/04/25	7,176	6,852,865
4.13%, 08/17/27 (Call 06/17/27)	6,515	6,008,654
4.27%, 01/09/27 (Call 11/09/26)(b)	4,827	4,511,252
4.39%, 01/08/26	6,219	5,969,183
4.54%, 08/01/26 (Call 06/01/26)	4,100	3,891,925
4.69%, 06/09/25 (Call 04/09/25)	3,357	3,260,311
4.95%, 05/28/27 (Call 04/28/27)	8,060	7,691,398
5.11%, 05/03/29 (Call 02/03/29)(b)	7,630	7,231,008
5.13%, 06/16/25 (Call 05/16/25)	9,190	9,032,572
5.58%, 03/18/24 (Call 02/18/24)	5,900	5,857,232
6.95%, 03/06/26	2,500	2,556,450
7.35%, 11/04/27 (Call 10/04/27)	8,020	8,410,975
7.35%, 03/06/30	2,500	2,624,000
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	3,966	3,297,451
5.50%, 07/15/29 (Call 07/15/24)(a)	4,430	3,532,748
5.88%, 01/15/28 (Call 01/15/24)(a)	4,675	3,975,655
7.75%, 10/15/25 (Call 10/15/23)(a)	5,655	5,570,175
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/23)(a)(b)	3,944	3,894,700
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	4,700	3,454,500
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	4,819	3,686,535
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	3,023	2,652,559
		237,838,787
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/23)(a)(b)	6,472	6,144,581
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	4,555	3,751,325
6.50%, 04/01/27 (Call 04/01/23)(b)	4,121	3,801,293
Security	Par (000)	Value

Auto Parts & Equipment (continued)
6.88%, 07/01/28 (Call 07/01/23)(b)	$3,128	$2,846,480
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	3,804	3,827,090
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	7,150	7,102,810
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	13,653	13,598,550
Cooper-Standard Automotive Inc.
5.63%, 05/15/27(b)	2,704	1,696,760
13.50%, 03/31/27(b)	3,921	4,067,830
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(a)(b)	2,719	2,691,810
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	3,050	2,581,228
4.50%, 02/15/32 (Call 02/15/27)(b)	2,678	2,258,920
5.38%, 11/15/27 (Call 11/15/23)(b)	3,232	3,071,095
5.63%, 06/15/28 (Call 06/15/23)(b)	2,884	2,716,428
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	3,802	3,500,961
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	5,029	3,775,969
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	5,479	5,130,097
5.00%, 05/31/26 (Call 05/31/23)(b)	6,830	6,607,957
5.00%, 07/15/29 (Call 04/15/29)(b)	6,807	5,996,490
5.25%, 04/30/31 (Call 01/30/31)(b)	4,132	3,535,030
5.25%, 07/15/31 (Call 04/15/31)(b)	4,665	3,940,899
5.63%, 04/30/33 (Call 01/30/33)(b)	3,562	3,045,510
9.50%, 05/31/25 (Call 05/31/23)	3,747	3,867,561
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(a)(b)(c)	3,721	3,403,524
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(a)(b)(c)	3,321	3,084,612
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	3,237	2,832,211
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)(b)	4,645	3,448,912
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	3,014	2,903,296
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	3,001	1,199,677
ZF North America Capital Inc., 4.75%, 04/29/25(a)	9,034	8,712,932
		125,141,838
Banks — 1.0%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	7,788	8,411,040
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	4,136	3,441,648
7.63%, 05/01/26 (Call 05/01/23)(a)	4,195	3,688,186
8.13%, 11/15/24 (Call 03/03/23)(a)	3,564	3,448,277
8.25%, 04/15/25 (Call 04/15/23)(a)(b)	4,163	3,958,318
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(d)	5,985	4,762,018
4.95%, 06/01/42 (Call 06/01/41)(a)(d)	5,745	4,157,953
5.02%, 06/26/24(a)	14,412	14,060,368
5.71%, 01/15/26(a)(b)	11,787	11,582,627
Standard Chartered PLC, 7.01%, (Call 07/30/37),
(3 mo. LIBOR US + 1.460%)(a)(b)(d)(e)	5,790	5,805,206
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(d)	775	767,617
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(b)(d)	2,876	2,618,361
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(d)	11,700	10,235,882
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	7,770	7,222,894

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	$9,490	$9,226,799
		93,387,194
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	6,080	5,303,219
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)(b)	5,657	4,490,293
		9,793,512
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,695	1,607,140
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	5,655	4,917,701
		6,524,841
Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	2,863	2,574,701
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	10,020	8,619,681
5.00%, 03/01/30 (Call 03/01/25)(a)	4,008	3,737,038
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	5,210	5,100,751
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)	5,407	5,083,932
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	2,646	1,982,171
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	4,022	3,106,995
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	3,996	3,843,393
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	7,409	7,012,026
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)(b)	2,561	2,431,610
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/23)(a)(b)	3,137	2,776,245
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	3,204	2,617,956
6.25%, 05/15/25 (Call 05/15/23)(a)	1,473	1,411,205
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/23)(a)(b)	4,217	4,153,745
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)(b)	2,480	2,146,872
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	2,561	2,113,920
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	4,095	3,833,002
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	3,875	3,221,946
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	4,345	3,999,790
9.75%, 07/15/28 (Call 07/15/23)(a)(b)	2,041	1,935,450
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)(b)	4,426	3,961,270
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)(b)	4,310	3,718,366
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	8,430	7,696,759
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	8,398	6,669,841
4.38%, 07/15/30 (Call 07/15/25)(a)	12,370	10,574,753
4.75%, 01/15/28 (Call 01/15/24)(a)	7,790	7,300,398
5.00%, 02/15/27 (Call 02/15/23)(a)	6,284	5,954,952
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	5,131	4,817,958
6.50%, 03/15/27 (Call 03/15/23)(a)(b)	2,350	2,342,738
Security	Par (000)	Value

Building Materials (continued)
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)	$4,380	$2,669,770
		127,409,234
Chemicals — 2.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	4,745	4,033,559
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)	3,560	2,954,800
6.88%, 05/15/43 (Call 02/15/43)	2,278	2,272,364
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	6,165	5,282,045
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	3,200	2,304,323
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)(b)	5,151	5,097,716
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	5,750	5,792,829
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	5,532	4,757,520
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	3,820	3,609,900
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(a)(b)	2,380	2,332,400
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	4,475	3,738,952
5.38%, 05/15/27 (Call 02/15/27)(b)	3,962	3,662,807
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	6,269	5,712,626
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/23)(a)(b)	3,397	2,700,615
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	4,560	4,126,953
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	3,977	3,345,413
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	6,256	5,536,560
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	5,362	4,396,840
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/23)(a)(b)	3,984	3,571,497
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,791	1,656,281
4.25%, 10/15/28 (Call 10/15/23)(b)	2,644	2,339,940
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)(b)	2,775	2,258,661
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28 (Call 07/01/23)(a)	3,633	3,246,231
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/24)(a)(b)	3,955	3,630,057
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	4,346	3,809,218
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	2,041	2,012,548
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)(b)	3,195	2,556,787
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	2,734	2,243,507
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(a)	2,852	2,638,100
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	2,036	1,963,824
5.13%, 10/15/27 (Call 04/15/27)(b)	5,688	5,417,820
5.25%, 12/15/29 (Call 09/15/29)	5,804	5,336,836
5.65%, 12/01/44 (Call 06/01/44)	2,248	1,847,569
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	3,038	2,778,251
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	4,329	3,711,988

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.88%, 06/01/24 (Call 03/03/24)(a)	$6,129	$6,037,065
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	3,939	3,787,974
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	8,295	7,715,014
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)(b)	2,904	2,634,843
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	4,146	3,918,799
5.13%, 09/15/27 (Call 03/15/23)(b)	4,011	3,890,991
5.63%, 08/01/29 (Call 08/01/24)(b)	5,031	4,895,851
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	6,470	5,427,117
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	3,305	2,743,051
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)(b)	2,216	997,200
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(a)	4,435	4,170,084
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 03/03/23)(a)(b)	591	590,261
7.63%, 01/15/26 (Call 01/15/24)(a)	3,766	3,521,285
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	8,609	7,575,920
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	5,522	4,722,414
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	6,140	5,627,678
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	2,785	2,451,830
3.38%, 03/15/30 (Call 03/15/25)(a)	2,700	2,285,550
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,506	2,525,740
5.38%, 09/01/25 (Call 09/01/23)(a)(b)	4,044	3,538,500
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	8,723	7,458,165
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	4,333	3,645,830
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	2,706	2,660,093
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/23)(a)(b)	2,492	878,654
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)(b)	6,127	4,721,860
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	5,665	5,255,987
5.63%, 10/01/24(a)(b)	2,114	2,103,430
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	8,941	7,452,323
		235,910,846
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(a)(b)	2,942	2,922,965
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	4,321	3,802,480
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)(b)	2,505	2,467,425
		9,192,870
Commercial Services — 4.6%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	7,727	6,878,962
4.88%, 07/15/32(a)(b)	5,526	4,931,183
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	2,965	2,759,763
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(a)	4,590	4,118,269
Security	Par (000)	Value

Commercial Services (continued)
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	$3,690	$3,127,275
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	7,752	6,237,259
6.63%, 07/15/26 (Call 07/15/23)(a)	15,070	14,508,642
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	7,930	7,573,150
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	15,090	12,994,007
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(a)(b)	2,508	2,350,272
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	2,599	2,254,451
4.63%, 10/01/27 (Call 10/01/23)(a)	4,068	3,773,395
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)(b)	2,215	1,974,957
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,409	2,085,351
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(a)	3,887	2,759,770
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	6,226	5,385,898
6.75%, 02/15/27 (Call 02/15/23)(a)	4,744	4,649,167
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/23)(a)	747	746,995
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	4,217	3,847,190
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	1,679	1,582,673
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	4,196	3,687,605
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	4,907	4,386,858
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	3,097	2,909,976
5.75%, 07/15/27 (Call 07/15/23)(a)	2,621	2,463,576
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	7,784	7,074,411
3.50%, 06/01/31 (Call 03/01/31)(b)	7,847	6,552,369
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)	4,378	4,084,618
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	3,464	3,412,906
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	3,330	2,739,757
Cimpress PLC
7.00%, 06/15/26	150	109,078
7.00%, 06/15/26 (Call 06/15/23)(a)(b)	4,643	3,223,608
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(b)	1,807	1,579,796
8.25%, 04/15/26 (Call 04/15/24)(b)	5,125	5,239,972
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	5,996	4,766,820
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	2,221	2,192,260
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	3,931	3,365,919
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	4,439	4,039,978
6.00%, 06/01/29 (Call 06/01/24)(a)	4,085	3,409,749
7.75%, 02/15/28 (Call 02/15/25)(a)	3,115	3,157,831
9.50%, 11/01/27 (Call 11/01/23)(a)	4,592	4,535,006
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	4,591	4,122,718
3.75%, 10/01/30 (Call 10/01/25)(a)	6,352	5,629,460
4.50%, 07/01/28 (Call 07/01/23)(a)	5,895	5,600,191
GEO Group Inc., 10.50%, 06/30/28 (Call 06/30/23)	1,471	1,504,704
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	1,900	1,876,250
Grand Canyon University
4.13%, 10/01/24	3,955	3,759,465

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.13%, 10/01/28 (Call 08/01/28)	$2,925	$2,768,776
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	4,895	4,382,493
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	9,425	9,024,437
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	3,845	3,422,050
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	8,191	6,696,142
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	2,836	2,665,840
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	3,205	2,953,215
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	5,666	4,830,265
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)(b)	2,330	2,366,294
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	8,230	6,830,900
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	9,046	6,569,657
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	15,130	14,706,814
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	7,135	6,408,015
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,028	2,407,260
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,387	3,345,087
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)(b)	3,962	3,981,493
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	7,995	7,094,369
5.25%, 04/15/24(a)	3,130	3,097,723
5.75%, 04/15/26(a)	10,946	10,727,512
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	10,495	9,953,458
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,510	3,822,225
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	3,683	3,130,550
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/03/23)(a)	2,383	2,353,654
RR Donnelley & Sons Co., 8.50%, 04/15/29(a)	25	28,000
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/03/23)(a)	6,264	6,144,151
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	6,235	6,396,829
11.25%, 12/15/27 (Call 06/15/25)(a)	4,400	4,664,000
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	6,508	5,468,933
4.00%, 05/15/31 (Call 05/15/26)	6,085	5,321,211
4.63%, 12/15/27 (Call 12/15/23)	4,315	4,102,261
5.13%, 06/01/29 (Call 06/01/24)(b)	5,465	5,233,307
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)(b)	3,400	3,219,936
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	2,510	956,759
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)	5,899	5,665,829
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	2,555	2,185,113
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	3,150	2,535,750
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	3,772	3,167,462
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	5,632	4,869,878
3.88%, 11/15/27 (Call 03/03/23)(b)	6,450	6,127,500
3.88%, 02/15/31 (Call 08/15/25)(b)	8,308	7,311,602
4.00%, 07/15/30 (Call 07/15/25)(b)	5,598	5,038,984
Security	Par (000)	Value

Commercial Services (continued)
4.88%, 01/15/28 (Call 01/15/24)(b)	$13,123	$12,710,413
5.25%, 01/15/30 (Call 01/15/25)	5,741	5,554,417
5.50%, 05/15/27 (Call 05/15/23)(b)	2,870	2,852,062
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)(b)	8,997	9,028,287
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	7,156	6,602,973
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	3,630	3,363,395
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	4,200	2,237,499
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	4,301	3,741,870
		438,030,160
Computers — 1.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)(b)	3,127	2,642,315
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	15,618	12,972,269
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	4,357	3,855,945
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	5,807	4,982,867
Diebold Nixdorf Inc.
8.50%, 10/15/26(b)	2,449	1,242,895
9.38%, 07/15/25 (Call 02/16/23)(a)(b)	5,136	3,376,612
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 03/03/23)(a)	6,424	746,148
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(a)(b)	1,765	1,593,516
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	5,142	4,529,382
5.13%, 04/15/29 (Call 04/15/24)(a)	9,671	8,423,966
5.25%, 10/01/30 (Call 10/01/25)(a)	3,518	3,042,599
5.75%, 09/01/27 (Call 09/01/23)(a)	3,588	3,481,653
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	3,521	3,485,790
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)	4,183	3,888,454
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	4,436	4,264,105
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)(b)	2,913	2,730,938
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	3,478	3,082,464
4.13%, 01/15/31 (Call 10/15/30)	2,451	2,058,717
4.75%, 01/01/25	3,701	3,618,523
4.88%, 03/01/24 (Call 01/01/24)	1,392	1,377,572
4.88%, 06/01/27 (Call 03/01/27)(b)	4,082	3,957,377
5.75%, 12/01/34 (Call 06/01/34)	3,886	3,565,405
9.63%, 12/01/32	5,411	6,126,865
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(a)(b)	982	991,329
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	4,027	3,050,452
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	10,119	10,966,479
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	2,852	2,395,680
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	4,000	3,260,320
3.10%, 02/01/32 (Call 11/01/31)	3,750	2,872,441
4.75%, 02/15/26 (Call 11/15/25)	17,360	16,774,100
		129,357,178
Cosmetics & Personal Care — 0.2%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	7,138	6,834,635

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
6.50%, 04/15/26 (Call 04/15/23)(a)(b)	$3,771	$3,717,452
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	3,645	3,307,837
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	3,645	3,175,706
5.50%, 06/01/28 (Call 06/01/23)(a)	5,762	5,456,672
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(a)	2,675	1,690,600
		24,182,902
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	2,932	2,499,530
4.00%, 01/15/28 (Call 01/15/24)(a)	5,290	4,819,560
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	5,348	5,009,900
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(a)(b)	3,186	3,025,931
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	9,573	8,424,814
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(a)(b)	3,875	3,889,531
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(a)(b)	1,548	1,521,653
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	2,463	2,042,640
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	3,517	3,400,688
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	2,885	1,399,225
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	4,414	2,979,450
		39,012,922
Diversified Financial Services — 3.7%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(a)(b)	3,305	3,409,924
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(d)	6,090	5,832,880
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	3,758	3,551,310
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	3,970	4,096,127
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	8,593	8,540,182
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)(b)	3,226	2,863,075
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	2,956	2,519,990
Brightsphere Investment Group Inc., 4.80%, 07/27/26	2,172	2,003,670
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,014	2,697,530
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	3,110	1,897,100
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	7,633	4,923,285
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	7,811	4,549,907
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)(b)	2,537	2,369,250
6.63%, 03/15/26 (Call 03/15/23)(b)	3,503	3,205,245
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	7,620	3,457,575
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	5,775	5,688,375
Enova International Inc.
8.50%, 09/01/24 (Call 03/03/23)(a)	930	903,263
8.50%, 09/15/25 (Call 09/15/23)(a)	2,946	2,802,383
Security	Par (000)	Value

Diversified Financial Services (continued)
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	$2,719	$1,670,760
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(a)(b)(c)	14,729	13,441,198
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(a)(b)	2,372	2,116,835
5.38%, 12/01/24 (Call 12/01/23)(a)(b)	4,737	4,534,162
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28 (Call 08/15/24)(a)(b)	3,145	1,949,900
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(a)(b)	2,378	2,047,030
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	4,675	3,367,798
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	5,225	4,664,506
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	7,675	6,509,518
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	2,457	2,044,762
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	4,642	3,027,884
6.50%, 11/01/25 (Call 11/01/23)(a)	3,824	2,934,040
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	2,189	1,810,806
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	7,133	6,384,035
4.38%, 05/15/31 (Call 05/15/26)(a)	2,994	2,621,576
4.63%, 11/15/27 (Call 11/15/23)(a)(b)	2,662	2,533,266
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	3,030	2,446,725
6.50%, 05/01/28 (Call 05/01/24)(a)	7,545	6,639,600
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	5,047	4,088,070
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	6,565	5,735,906
5.75%, 11/15/31 (Call 11/15/26)(a)	4,680	3,767,400
6.00%, 01/15/27 (Call 01/15/24)(a)	5,008	4,644,920
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	3,762	3,324,517
5.00%, 03/15/27 (Call 09/15/26)(b)	5,382	4,911,518
5.50%, 03/15/29 (Call 06/15/28)	5,734	5,074,590
5.63%, 08/01/33	4,592	3,559,289
5.88%, 10/25/24	3,910	3,867,146
6.13%, 03/25/24	4,177	4,167,184
6.75%, 06/25/25	3,826	3,817,162
6.75%, 06/15/26(b)	3,892	3,833,970
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,980	3,473,465
6.88%, 08/15/28 (Call 08/15/23)(a)	16,020	13,851,853
7.50%, 10/01/30 (Call 10/01/25)(a)(b)	2,695	2,568,551
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	5,915	5,144,371
3.88%, 09/15/28 (Call 09/15/24)(b)	4,658	3,912,720
4.00%, 09/15/30 (Call 09/15/25)	6,580	5,247,155
5.38%, 11/15/29 (Call 05/15/29)(b)	5,618	4,919,121
6.13%, 03/15/24 (Call 09/15/23)	6,321	6,267,082
6.63%, 01/15/28 (Call 07/15/27)(b)	5,655	5,509,497
6.88%, 03/15/25	9,964	9,932,713
7.13%, 03/15/26(b)	12,861	12,776,825
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	3,005	2,874,072
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	4,860	3,994,142
5.38%, 10/15/25 (Call 10/15/23)(a)	5,166	4,804,380

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.75%, 09/15/31 (Call 09/15/26)(a)	$3,783	$3,179,595
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	3,346	3,052,472
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,842	2,439,397
7.38%, 09/01/25 (Call 03/03/23)(a)(b)	1,943	1,926,649
8.38%, 02/01/28	3,220	3,236,330
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 05/24/23)(a)	345	323,400
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	8,766	7,815,459
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	5,741	4,843,624
3.88%, 03/01/31 (Call 03/01/26)(a)	9,504	7,740,723
4.00%, 10/15/33 (Call 10/15/27)(a)	6,428	5,097,661
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	3,566	3,149,491
4.20%, 10/29/25 (Call 09/29/25)	3,948	3,681,708
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(a)	2,454	2,466,270
Synchrony Financial, 7.25%, 02/02/33	3,925	3,930,029
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	6,341	5,931,011
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	5,356	4,605,357
5.75%, 06/15/27 (Call 06/15/24)(a)	3,796	3,407,769
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	7,642	6,739,480
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	4,415	4,282,550
West Technology Group LLC, 8.50%, 04/10/27	2,988	2,988,021
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,325	1,796,063
		354,756,150
Electric — 2.4%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	6,210	5,247,450
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	3,020	2,687,800
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	6,999	5,834,771
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	9,344	8,622,271
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	4,962	4,312,405
5.00%, 02/01/31 (Call 02/01/26)(a)	6,610	5,664,168
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	10,754	9,736,785
5.25%, 06/01/26 (Call 06/01/23)(a)(b)	3,579	3,461,533
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	6,972	5,890,155
3.75%, 01/15/32 (Call 01/15/27)(a)	2,570	2,118,633
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	6,619	6,243,041
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	2,714	2,584,034
4.35%, 04/15/29 (Call 01/15/29)	3,385	3,091,800
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)	3,659	3,567,525
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(b)(d)(e)	250	243,125
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(d)	9,056	8,894,198
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,120	1,049,583
2.65%, 03/01/30 (Call 12/01/29)	4,363	3,727,922
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,375	2,131,822
Series B, 2.25%, 09/01/30 (Call 06/01/30)	3,407	2,798,203
Series B, 4.15%, 07/15/27 (Call 04/15/27)	11,840	11,314,896
Security	Par (000)	Value

Electric (continued)
Series C, 3.40%, 03/01/50 (Call 09/01/49)	$6,665	$4,734,883
Series C, 5.10%, 07/15/47 (Call 01/15/47)	4,638	4,278,555
Series C, 7.38%, 11/15/31(b)	5,350	6,179,250
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	2,834	2,490,244
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	3,940	3,654,377
4.25%, 07/15/24 (Call 04/15/24)(a)	4,959	4,843,273
4.25%, 09/15/24 (Call 07/15/24)(a)	26	24,496
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,352	4,096,189
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,790	3,133,314
3.63%, 02/15/31 (Call 02/15/26)(a)	7,988	6,327,295
3.88%, 02/15/32 (Call 02/15/27)(a)	8,779	6,833,596
5.25%, 06/15/29 (Call 06/15/24)(a)	5,592	5,046,780
5.75%, 01/15/28 (Call 01/15/24)(b)	6,128	5,872,432
6.63%, 01/15/27 (Call 07/15/23)(b)	2,168	2,158,106
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	4,840	4,440,700
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	7,736	7,249,019
5.25%, 07/01/30 (Call 06/15/25)(b)	7,751	7,130,920
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)(b)	5,556	4,904,039
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 03/01/23)(a)	2,754	2,609,415
TransAlta Corp.
6.50%, 03/15/40(b)	2,168	2,077,025
7.75%, 11/15/29 (Call 11/15/25)	3,635	3,737,883
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	9,665	8,498,853
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	10,038	9,446,561
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	7,455	7,260,743
5.63%, 02/15/27 (Call 02/15/23)(a)	10,026	9,682,427
		225,932,495
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	6,305	5,475,388
4.75%, 06/15/28 (Call 07/01/23)(a)	4,286	3,835,970
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	2,236	2,180,659
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	1,973	1,822,559
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)	10,885	11,059,160
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	10,715	10,979,406
		35,353,142
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)(b)	3,046	2,672,713
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	7,428	6,745,766
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	15,700	13,659,000
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)	3,450	3,243,000
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	8,047	7,222,182
5.00%, 10/01/25(a)	5,244	5,186,290
5.63%, 11/01/24(a)	2,955	2,955,682
5.88%, 09/01/30 (Call 09/01/25)(a)	3,595	3,527,594
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	5,579	4,735,719
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	3,516	3,182,894

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	$3,910	$3,416,363
		56,547,203
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 11/15/23)(a)(b)	6,155	5,745,139
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	3,460	3,114,000
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	5,641	5,076,801
5.00%, 01/31/28 (Call 07/31/27)(a)	5,277	4,956,805
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	4,163	4,000,318
		22,893,063
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	7,947	7,808,722
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)(b)	2,855	2,553,187
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	8,088	6,914,916
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/23)(a)	3,022	2,750,020
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	6,790	5,549,128
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/23)(a)	3,182	3,032,732
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	4,860	3,587,444
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	3,632	3,251,548
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	2,441	2,361,135
4.25%, 09/15/28 (Call 06/15/28)(b)	4,625	4,313,298
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)	3,084	2,528,880
7.50%, 04/15/32 (Call 04/15/27)(a)	2,255	1,917,090
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	2,520	2,123,730
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)(b)	2,590	1,945,640
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	2,875	2,719,836
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	2,620	2,426,003
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	3,215	2,740,305
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	3,758	3,188,325
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	4,482	3,993,014
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	2,875	2,648,594
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,925	2,545,481
		70,899,028
Entertainment — 3.3%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	4,152	3,717,078
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)(b)	3,843	1,553,176
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	8,109	4,710,924
10.00%, 06/15/26 (Call 06/15/23),
(12.00% PIK)(a)(b)(c)	9,598	4,786,332
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/23)(a)(b)	2,975	2,870,875
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	5,340	4,838,490
Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	$9,347	$7,991,685
6.25%, 07/01/25 (Call 07/01/23)(a)	25,799	25,699,622
7.00%, 02/15/30 (Call 02/15/26)(a)	5,102	5,191,285
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	12,586	12,774,790
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)	8,188	8,189,392
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(a)(b)	1,935	1,872,113
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	9,442	8,946,295
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	4,113	3,770,181
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)(b)	4,097	3,963,848
5.50%, 05/01/25 (Call 05/01/23)(a)(b)	6,622	6,573,775
6.50%, 10/01/28 (Call 10/01/23)(b)	2,265	2,195,046
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	5,414	5,065,663
5.50%, 04/01/27 (Call 04/01/23)(a)(b)	4,563	4,425,408
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	6,295	5,159,886
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	3,231	2,901,357
8.75%, 05/01/25 (Call 05/01/23)(a)(b)	235	239,336
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)(b)	2,395	1,942,039
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)(b)	3,158	2,857,516
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/23)(a)(b)	2,398	2,412,988
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	5,485	5,197,165
5.25%, 01/15/29 (Call 01/15/24)(a)	5,910	5,671,827
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	5,885	5,885,000
6.50%, 02/15/25 (Call 08/15/24)(a)	5,513	5,570,776
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)(b)	3,996	3,716,440
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)(b)	7,579	4,926,350
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	3,696	3,288,285
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	7,240	6,697,000
4.88%, 11/01/24 (Call 03/03/23)(a)(b)	4,621	4,487,699
5.63%, 03/15/26 (Call 03/15/23)(a)(b)	2,621	2,542,999
6.50%, 05/15/27 (Call 05/15/23)(a)	9,656	9,709,475
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	3,105	2,956,284
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	5,825	5,097,119
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/16/23)(a)(b)	785	783,038
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	9,458	8,985,100
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,155	2,855,214
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	3,825	3,527,415
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(a)(b)	3,327	3,127,380
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,979	2,456,897
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	5,700	4,096,881
5.88%, 09/01/31 (Call 09/01/26)(a)	6,085	4,246,478

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)(b)	$2,315	$2,152,950
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(a)	2,470	1,909,143
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)	8,050	6,582,912
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)(b)	6,141	5,470,249
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)	5,735	5,677,612
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	3,907	3,917,354
8.63%, 07/01/25 (Call 07/01/23)(a)(b)	4,647	4,734,131
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	5,458	4,933,009
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/03/23)(a)(b)	6,211	6,079,016
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	4,283	4,036,984
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)(b)	2,736	2,765,857
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(a)(b)	2,448	2,285,480
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	6,000	5,625,960
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/03/23)(a)(b)	5,656	5,683,050
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	6,180	5,125,259
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	4,357	3,813,430
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	4,025	3,548,038
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	5,825	5,198,813
7.75%, 04/15/25 (Call 04/15/23)(a)(b)	4,292	4,309,683
		314,322,852
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)(b)	4,499	4,340,545
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,264	2,173,893
6.38%, 02/01/31 (Call 02/01/26)(a)	465	473,696
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	5,775	5,045,906
5.00%, 09/01/30 (Call 09/01/25)	3,230	2,748,115
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	5,512	4,914,885
3.75%, 08/01/25 (Call 08/01/23)(a)	5,973	5,675,843
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	6,002	5,328,275
4.25%, 06/01/25 (Call 06/01/23)(a)(b)	3,147	3,034,832
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	4,302	3,815,100
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	5,893	5,318,668
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	4,533	4,409,476
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)(b)	3,788	3,205,595
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	5,073	4,465,305
5.88%, 06/30/29 (Call 06/30/24)(a)	8,160	6,472,838
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	4,181	3,709,634
5.38%, 07/15/24 (Call 06/07/23)(a)	3,042	3,012,706
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/23)(a)	4,057	3,773,010
		71,918,322
Security	Par (000)	Value

Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)(b)	$5,953	$5,506,287
3.50%, 03/15/29 (Call 09/15/23)(a)	10,273	8,860,462
4.63%, 01/15/27 (Call 01/15/24)(a)(b)	10,258	9,725,097
4.88%, 02/15/30 (Call 02/15/25)(a)	7,808	7,182,081
5.88%, 02/15/28 (Call 08/15/23)(a)(b)	5,403	5,281,433
7.50%, 03/15/26 (Call 03/15/23)(a)(b)	4,732	4,852,367
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 04/29/24)(a)(b)	900	672,408
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)	7,554	6,884,338
5.25%, 09/15/27 (Call 03/01/23)(b)	4,114	3,327,198
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	3,117	2,403,986
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	2,798	2,553,175
7.50%, 04/15/25 (Call 04/15/23)(a)(b)	5,065	4,968,410
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 08/15/23)(a)(b)	1,842	1,729,454
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 06/01/23)(a)	2,674	1,817,961
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)	2,700	2,326,398
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	7,468	6,730,535
4.38%, 01/31/32 (Call 01/31/27)(a)	5,204	4,660,546
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	3,574	3,456,657
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	7,817	6,974,718
5.50%, 10/15/27 (Call 10/15/23)(a)(b)	8,326	8,013,735
6.88%, 05/01/25 (Call 05/01/23)(a)(b)	1,303	1,313,098
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)	7,375	6,009,888
4.25%, 04/15/31 (Call 04/15/26)(a)	7,919	6,869,732
5.88%, 09/30/27 (Call 09/30/23)(a)	6,106	6,058,923
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	8,857	7,639,162
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	11,521	10,138,480
5.50%, 12/15/29 (Call 12/15/24)(a)	9,528	8,836,014
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	6,973	6,711,513
5.75%, 03/01/27 (Call 03/01/23)(a)(b)	3,472	3,420,198
Safeway Inc., 7.25%, 02/01/31	2,122	2,158,201
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(a)	2,462	2,327,446
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(a)	3,862	2,973,740
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	6,437	5,457,514
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	3,936	3,282,624
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	4,077	3,649,756
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	6,870	6,284,637
6.25%, 04/15/25 (Call 04/15/23)(a)	7,129	7,141,903
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	3,987	3,847,455
		192,047,530
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)(b)	3,930	3,871,050
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	9,321	8,785,042

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service (continued)
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	$12,180	$12,183,045
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	3,314	2,708,698
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	5,333	3,250,357
		30,798,192
Forest Products & Paper — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	2,535	2,168,289
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)(b)	2,282	2,027,722
5.38%, 02/01/25(a)(b)	1,160	1,125,086
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	5,297	4,867,575
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	3,970	2,779,000
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	6,791	5,807,663
5.50%, 01/15/26 (Call 03/03/23)(b)	1,707	1,651,557
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	2,300	2,279,875
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	3,644	3,484,247
		26,191,014
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,901	5,723,970
5.63%, 05/20/24 (Call 03/20/24)	3,457	3,405,145
5.75%, 05/20/27 (Call 02/20/27)	3,888	3,664,518
5.88%, 08/20/26 (Call 05/20/26)	5,528	5,347,124
		18,140,757
Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	1,950	1,299,179

Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,165	5,419,404
4.63%, 07/15/28 (Call 07/15/23)(a)	11,816	11,137,643
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	3,900	3,212,625
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	2,855	3,054,857
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	7,239	6,368,945
4.63%, 02/01/28 (Call 02/01/23)(a)	3,177	3,027,555
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	34,507	29,504,003
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	19,354	16,204,818
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	4,122	3,802,342
4.63%, 11/15/27 (Call 11/15/23)(b)	3,553	3,392,093
		85,124,285
Health Care - Services — 3.9%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)(b)	3,641	3,404,699
5.50%, 07/01/28 (Call 07/01/23)(a)	3,283	3,162,777
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	2,375	1,953,879
Air Methods Corp., 8.00%, 05/15/25 (Call 03/03/23)(a)(b)	2,242	100,890
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	2,944	2,001,920
Akumin Inc., 7.00%, 11/01/25 (Call 03/03/23)(a)	3,670	2,844,250
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)(b)	2,393	1,525,538
Security	Par (000)	Value

Health Care - Services (continued)
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	$4,309	$3,564,577
3.50%, 04/01/30 (Call 04/01/25)(a)	5,221	4,313,851
5.00%, 07/15/27 (Call 07/15/23)(a)	3,524	3,332,925
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	3,815	3,397,962
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	4,010	3,537,782
4.25%, 05/01/28 (Call 05/01/23)(a)	3,797	3,513,478
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	8,337	6,377,743
5.25%, 05/15/30 (Call 05/15/25)(a)	11,612	9,369,955
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	14,405	12,751,306
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	6,912	6,067,008
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	9,515	5,719,827
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	5,887	3,603,963
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	10,733	6,788,622
8.00%, 03/15/26 (Call 03/15/23)(a)(b)	16,364	15,797,043
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	5,561	5,241,206
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,455	8,906,262
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	21,145	17,814,662
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	6,795	6,342,793
4.63%, 04/01/31 (Call 03/30/26)	3,034	2,670,512
4.75%, 02/01/30 (Call 02/01/25)(b)	6,261	5,739,208
5.75%, 09/15/25 (Call 09/15/23)	1,477	1,465,928
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/23)(a)(b)	3,500	942,989
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(a)	4,735	3,329,747
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(a)	2,499	2,075,702
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	8,151	7,947,225
5.00%, 05/15/27 (Call 05/15/23)(a)	8,483	8,231,986
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 03/03/23)(a)	4,457	3,899,875
6.75%, 04/15/25 (Call 04/15/23)(a)(b)	4,170	4,065,750
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	4,246	2,836,310
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	4,100	3,553,389
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	3,965	3,832,648
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	4,900	4,214,637
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	5,641	4,729,302
4.38%, 06/15/28 (Call 06/15/23)(a)	6,100	5,633,655
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	3,199	2,831,115
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	7,100	6,252,878
Quorum Health Corp., 11.63%, 04/15/23(f)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	5,116	3,095,180
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	9,782	8,577,151
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	6,169	5,033,904
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	9,607	9,382,965
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 03/03/23)(a)(b)	1,000	993,000

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
10.00%, 04/15/27 (Call 04/15/23)(a)(b)	$4,116	$4,198,252
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	4,750	3,841,563
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/16/23)(a)(b)	5,199	3,425,872
Tenet Healthcare Corp.
4.25%, 06/01/29	11,071	9,857,674
4.38%, 01/15/30 (Call 12/01/24)	11,530	10,249,363
4.63%, 07/15/24 (Call 03/03/23)	4,668	4,603,815
4.63%, 09/01/24(b)	4,968	4,888,614
4.63%, 06/15/28(b)	5,094	4,724,176
4.88%, 01/01/26 (Call 03/01/23)	15,780	15,369,247
5.13%, 11/01/27	11,698	11,259,325
6.13%, 10/01/28 (Call 10/01/23)(b)	19,930	18,636,144
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	15,979	15,510,975
6.25%, 02/01/27(b)	11,284	11,030,110
6.88%, 11/15/31(b)	2,853	2,628,814
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)(b)	6,202	5,610,329
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/23)(a)	2,949	958,425
		369,562,672
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)	2,165	1,774,922
5.25%, 04/15/29 (Call 04/15/24)(a)(b)	7,801	7,019,184
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	5,762	5,017,622
4.75%, 09/15/24 (Call 06/15/24)	8,961	8,748,176
5.25%, 05/15/27 (Call 11/15/26)	11,165	10,395,675
6.25%, 05/15/26 (Call 05/15/23)	9,693	9,562,193
6.38%, 12/15/25 (Call 03/03/23)	5,786	5,735,430
Stena AB, 7.00%, 02/01/24(a)	2,006	1,992,677
Stena International SA
5.75%, 03/01/24(a)(b)	1,489	1,475,013
6.13%, 02/01/25 (Call 02/01/23)(a)(b)	3,200	3,025,900
		54,746,792
Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)(b)	2,728	2,277,880
4.63%, 04/01/30 (Call 04/01/25)(a)	3,360	2,790,188
6.63%, 01/15/28 (Call 01/15/24)(a)	1,949	1,777,878
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)(b)	2,857	2,549,872
7.25%, 10/15/29 (Call 10/15/24)	2,973	2,746,309
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	3,901	3,023,133
5.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,691	2,137,058
6.25%, 09/15/27 (Call 09/15/23)(a)	4,904	4,360,784
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	3,830	3,219,709
6.75%, 06/01/27 (Call 06/01/23)(b)	3,845	3,791,650
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(a)(b)	3,927	3,553,935
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)	3,425	3,052,000
5.00%, 03/01/28 (Call 03/01/23)(a)	2,204	1,922,996
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)(b)	2,506	2,305,132
Security	Par (000)	Value

Home Builders (continued)
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/23)(a)	$55	$54,312
KB Home
4.00%, 06/15/31 (Call 12/15/30)	3,234	2,696,635
4.80%, 11/15/29 (Call 05/15/29)	2,327	2,088,320
6.88%, 06/15/27 (Call 12/15/26)(b)	2,055	2,096,100
7.25%, 07/15/30 (Call 07/15/25)(b)	2,542	2,538,022
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	2,379	1,926,990
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	2,556	2,150,260
4.95%, 02/01/28 (Call 02/01/23)	2,895	2,670,174
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	4,961	4,184,058
5.25%, 12/15/27 (Call 12/15/23)(a)	3,966	3,628,890
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	3,259	2,888,289
5.13%, 06/06/27 (Call 12/06/26)(b)	2,104	2,014,580
6.00%, 06/01/25 (Call 03/01/25)	2,933	2,948,867
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/23)(a)(b)	2,424	2,102,820
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)	3,290	2,931,851
4.75%, 04/01/29 (Call 04/01/24)(b)	2,520	2,179,800
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	3,997	3,655,256
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	3,459	3,355,282
5.88%, 06/15/27 (Call 03/15/27)(a)	4,531	4,453,746
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	487	485,169
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	3,707	3,082,445
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	1,664	1,658,376
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	2,434	2,290,053
5.70%, 06/15/28 (Call 12/15/27)	2,782	2,610,017
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(a)(b)	2,265	2,178,138
		102,376,974
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	6,125	5,046,449
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	6,085	5,314,760
		10,361,209
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	4,449	3,848,629
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	3,940	3,350,182
4.13%, 04/30/31 (Call 04/30/26)(a)	3,355	2,814,358
5.13%, 02/01/28 (Call 01/01/24)(b)	1,880	1,790,700
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	3,725	3,381,369
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	4,351	3,791,896
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	4,203	3,388,585
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,281	2,009,928
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	2,081	1,890,235
5.75%, 07/15/25 (Call 07/15/23)(b)	3,027	3,001,782
		29,267,664

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares — 0.6%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/23)(a)	$1,559	$1,543,410
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(a)(b)	5,881	5,337,007
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	15,218	14,457,709
4.88%, 06/01/25 (Call 05/01/25)(b)	4,157	4,064,507
5.63%, 04/01/36 (Call 10/01/35)	3,430	3,055,787
5.75%, 04/01/46 (Call 10/01/45)	4,952	4,116,053
6.38%, 09/15/27 (Call 06/15/27)(b)	3,460	3,477,957
6.63%, 09/15/29 (Call 06/15/29)(b)	4,355	4,402,458
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	4,012	3,249,720
4.38%, 02/01/32 (Call 08/01/26)(b)	3,074	2,505,679
4.50%, 10/15/29 (Call 10/15/24)(b)	3,426	2,954,925
5.25%, 12/15/26 (Call 12/15/23)(b)	574	563,312
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	4,966	3,264,748
		52,993,272
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	5,188	4,306,040
6.00%, 08/01/29 (Call 08/01/24)(a)	3,870	3,192,750
7.00%, 11/15/25 (Call 03/03/23)(a)(b)	7,238	6,886,016
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	3,184	3,183,988
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	5,527	5,065,247
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	3,590	3,127,680
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	10,157	9,500,147
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	6,030	5,289,300
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28),
(3 mo. LIBOR US + 4.135%)(b)(d)	2,990	2,960,085
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	4,253	3,637,931
7.00%, 08/15/25 (Call 03/03/23)(a)(b)	3,535	3,476,142
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)(b)	5,600	4,946,536
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	3,770	3,109,495
5.75%, 09/01/40 (Call 09/01/25)(d)	2,723	2,440,625
Genworth Holdings Inc., 6.50%, 06/15/34	2,230	2,000,937
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(d)	5,671	4,882,027
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	3,805	3,736,167
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	4,160	3,722,667
7.00%, 05/01/26 (Call 05/01/23)(a)(b)	12,407	12,283,302
Jones Deslauriers Insurance Management Inc.,
10.50%, 12/15/30	2,385	2,421,251
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(a)(b)(d)	3,245	2,774,475
4.30%, 02/01/61 (Call 02/03/26)(a)	6,010	3,918,241
7.80%, 03/07/87(a)	3,497	3,893,691
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	4,982	4,696,531
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	2,972	3,005,584
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)	3,055	2,906,642
6.63%, 05/01/31(a)(b)	2,125	2,073,076
Security	Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)(b)	$2,863	$2,580,279
USI Inc./NY, 6.88%, 05/01/25 (Call 03/03/23)(a)(b)	4,144	4,124,523
		120,141,375
Internet — 1.7%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	2,770	2,262,836
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	4,058	3,110,579
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	7,220	6,064,800
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	3,927	3,307,555
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	2,991	2,542,290
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	3,665	2,812,887
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	3,087	2,861,711
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)(b)	3,940	3,647,869
7.00%, 06/15/27 (Call 06/15/24)(a)	3,475	3,439,555
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	4,969	3,531,150
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(a)(b)	9,317	9,130,660
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/23)(a)(b)	2,298	2,275,020
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	6,050	5,232,040
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	4,624	4,475,015
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	4,062	3,248,932
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)(b)	3,525	3,018,281
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)	3,995	3,205,987
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	3,912	3,364,320
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	3,707	3,409,587
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	3,392	3,252,470
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	2,739	2,574,953
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	6,154	4,281,338
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(a)(b)	2,305	2,091,950
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	2,592	2,139,774
10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,970	1,841,961
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	6,970	7,067,928
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	4,630	4,700,839
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)(b)	5,884	2,942,000
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(d)(e)	5,980	5,180,175
6.25%, (Call 04/22/31)(a)(b)(d)(e)	7,785	6,368,656
10.25%, 11/30/24(a)	5,750	5,821,711
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)(b)	4,707	4,725,828
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	11,392	10,142,440
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	3,804	3,722,090
7.50%, 05/15/25 (Call 05/15/23)(a)	7,796	7,907,272
7.50%, 09/15/27 (Call 09/15/23)(a)	8,942	9,079,439
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,738	3,312,092
		158,093,990
Iron & Steel — 0.8%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)(b)	2,809	2,570,600

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
5.13%, 10/01/31 (Call 10/01/26)(b)	$2,845	$2,585,394
5.88%, 12/01/27 (Call 12/01/23)(b)	2,875	2,774,066
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(a)(b)	4,740	4,603,075
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	5,931	5,817,062
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)(b)	3,272	3,222,920
7.63%, 03/15/30 (Call 03/15/25)	2,311	2,372,010
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,950	2,750,994
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,570	2,400,688
5.88%, 06/01/27 (Call 06/01/23)(b)	4,441	4,367,501
6.75%, 03/15/26 (Call 03/15/23)(a)	6,608	6,715,380
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	2,403	2,079,958
4.13%, 01/15/30 (Call 01/15/25)(b)	2,413	2,159,635
4.38%, 03/15/32 (Call 03/15/27)	2,360	2,070,285
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/23)(a)(b)	2,488	2,366,710
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	5,160	5,282,808
8.13%, 05/01/27 (Call 05/01/23)(a)	5,715	5,757,863
8.50%, 05/01/30 (Call 05/01/25)(a)	5,023	5,189,362
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(a)(b)	2,834	2,128,726
U.S. Steel Corp.
6.65%, 06/01/37(b)	2,137	2,041,196
6.88%, 03/01/29 (Call 03/01/24)(b)	3,785	3,824,459
		73,080,692
Leisure Time — 2.6%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	18,344	15,848,849
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	26,755	22,206,650
6.00%, 05/01/29 (Call 11/01/24)(a)	15,330	12,110,700
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	11,380	10,355,800
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	7,018	7,210,995
10.50%, 02/01/26 (Call 08/01/23)(a)	6,054	6,331,939
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	7,819	7,525,787
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)(b)	15,585	16,831,800
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 03/03/23)(a)(b)	3,374	2,921,971
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	7,802	7,497,878
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	4,042	3,925,732
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	2,805	2,751,425
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	4,235	3,346,285
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(b)	4,264	4,002,830
5.88%, 03/15/26 (Call 12/15/25)(a)	11,170	9,661,827
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	7,522	6,993,579
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	4,675	4,020,173
8.38%, 02/01/28 (Call 02/01/25)(a)	4,680	4,755,020
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	4,047	3,288,188
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	3,796	2,989,312
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	5,167	4,482,373
5.38%, 07/15/27 (Call 10/15/26)(a)	7,651	6,655,467
Security	Par (000)	Value

Leisure Time (continued)
5.50%, 08/31/26 (Call 02/28/26)(a)	$7,980	$7,141,793
5.50%, 04/01/28 (Call 09/29/27)(a)(b)	11,355	9,765,300
7.50%, 10/15/27	2,427	2,254,343
8.25%, 01/15/29 (Call 04/01/25)(a)	7,555	7,894,975
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	7,520	7,932,622
11.50%, 06/01/25 (Call 06/01/23)(a)	10,171	10,921,416
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	9,690	10,282,980
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	6,691	5,699,260
6.25%, 05/15/25 (Call 05/15/23)(a)	1,589	1,446,549
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	4,042	3,516,540
13.00%, 05/15/25 (Call 05/15/23)(a)	3,869	4,102,262
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)	2,820	2,411,100
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	4,029	3,263,490
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	5,030	4,422,125
		246,769,335
Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	7,620	7,244,086
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	7,110	6,397,649
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	3,198	2,981,176
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)(b)	4,316	3,862,828
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	11,397	9,570,631
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	6,066	5,387,275
4.00%, 05/01/31 (Call 05/01/26)(a)	8,480	7,347,920
4.88%, 01/15/30 (Call 01/15/25)(b)	7,581	7,146,768
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	3,374	3,350,679
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	3,779	3,749,259
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	4,085	3,542,430
5.00%, 06/01/29 (Call 06/01/24)(a)	6,390	5,714,896
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	4,642	4,494,139
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,235	3,965,194
3.20%, 08/08/24 (Call 07/08/24)	11,910	11,461,963
3.50%, 08/18/26 (Call 06/18/26)	8,040	7,490,756
3.90%, 08/08/29 (Call 05/08/29)	5,982	5,360,681
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	3,868	3,367,130
4.75%, 01/15/28 (Call 09/15/23)(b)	2,526	2,279,715
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	2,916	2,747,068
4.75%, 10/15/28 (Call 07/15/28)(b)	5,951	5,395,900
5.50%, 04/15/27 (Call 01/15/27)	5,224	5,037,588
5.75%, 06/15/25 (Call 03/15/25)(b)	5,581	5,510,530
6.75%, 05/01/25 (Call 05/01/23)	5,894	5,937,136
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	5,157	4,642,589
4.63%, 12/01/31 (Call 06/01/31)(a)	4,120	3,472,814
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 03/03/23)(a)(b)	2,042	1,914,423
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	5,090	4,377,940
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	2,691	2,288,254

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.65%, 04/01/24 (Call 02/01/24)(b)	$713	$709,435
6.00%, 04/01/27 (Call 01/01/27)	3,282	3,220,463
6.60%, 10/01/25 (Call 07/01/25)	2,818	2,803,798
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	5,268	5,227,814
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	3,622	3,340,591
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	7,042	6,652,437
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	13,400	13,021,616
		181,015,571
Machinery — 0.8%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,961	2,652,553
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	2,871	2,591,094
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,950	2,640,336
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	11,210	11,462,225
9.50%, 01/01/31(b)	4,215	4,398,310
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	4,184	3,565,931
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/23)(a)(b)	2,159	2,276,191
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/23), (13.75% PIK)(a)(b)(c)	3,768	3,492,182
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/23)(a)(b)	2,158	2,122,932
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 03/03/23)(a)(b)	2,027	1,951,428
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,293	2,920,633
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)(b)	2,505	1,608,460
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	3,884	3,196,251
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	1,720	1,745,559
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	4,564	4,261,635
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/23)(a)	4,944	4,676,530
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	3,261	2,899,830
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	12,361	11,440,971
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	6,391	5,542,272
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	6,275	5,624,103
		81,069,426
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	2,986	2,675,635
5.63%, 07/01/27 (Call 07/01/23)(a)	2,870	2,820,435
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)(b)	1,863	1,823,411
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/03/23)(a)(b)	4,298	3,873,631
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	5,835	5,273,381
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	4,951	4,875,931
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	2,511	2,109,240
5.00%, 09/15/26 (Call 07/15/26)	3,162	3,051,229
5.75%, 06/15/25 (Call 06/15/23)(b)	1,856	1,866,449
Security	Par (000)	Value

Manufacturing (continued)
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	$5,450	$4,910,505
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	3,347	3,231,863
		36,511,710
Media — 8.3%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)(b)	9,366	7,963,816
5.75%, 08/15/29 (Call 08/15/24)(a)	15,965	13,409,092
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	8,229	5,071,121
4.75%, 08/01/25 (Call 08/01/23)	6,185	5,288,175
5.00%, 04/01/24 (Call 04/01/23)	1,335	1,281,613
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	2,719	448,590
6.75%, 03/31/29 (Call 03/31/24)(a)	2,981	506,770
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	2,453	1,569,920
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)(b)	2,393	2,105,840
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	5,141	4,238,895
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	22,910	19,085,176
4.25%, 01/15/34 (Call 01/15/28)(a)	15,490	12,075,230
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	21,028	17,967,585
4.50%, 05/01/32 (Call 05/01/26)(b)	22,045	18,242,238
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	13,427	10,909,438
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	23,345	20,398,628
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	9,355	7,951,750
5.00%, 02/01/28 (Call 08/01/23)(a)(b)	19,235	17,960,681
5.13%, 05/01/27 (Call 05/01/23)(a)(b)	24,485	23,335,429
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	11,420	10,563,500
5.50%, 05/01/26 (Call 05/01/23)(a)	5,532	5,435,522
6.38%, 09/01/29 (Call 09/01/25)(a)	11,432	11,031,880
7.38%, 03/01/31	5,495	5,508,738
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/03/23)(a)(b)	3,777	3,674,001
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	7,760	5,412,600
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	8,403	6,212,086
4.50%, 11/15/31 (Call 11/15/26)(a)	11,435	8,421,649
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	17,760	10,501,532
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	4,130	2,477,628
5.25%, 06/01/24(b)	3,503	3,428,894
5.38%, 02/01/28 (Call 02/01/23)(a)	7,510	6,336,563
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	10,446	9,199,792
5.75%, 01/15/30 (Call 01/15/25)(a)	17,235	10,858,050
6.50%, 02/01/29 (Call 02/01/24)(a)	13,564	11,735,302
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	8,048	5,885,180
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(a)(b)	3,164	2,640,991
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/23)(a)	16,788	1,238,115
6.63%, 08/15/27 (Call 08/15/23)(a)	6,320	126,400
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	28,861	26,142,438
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	21,256	18,320,015
5.75%, 12/01/28 (Call 12/01/27)(a)	19,275	15,770,472
5.88%, 11/15/24	15,477	14,607,580
7.38%, 07/01/28 (Call 07/01/23)(b)	7,684	5,518,149

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.75%, 07/01/26	$15,483	$12,574,673
5.13%, 06/01/29(b)	11,523	7,327,360
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	25,005	25,985,196
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,729	2,110,395
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	4,712	4,149,104
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	9,891	7,606,426
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	6,391	4,713,363
5.88%, 07/15/26 (Call 07/15/23)(a)(b)	5,390	4,938,210
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	5,673	5,160,898
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	3,994	3,415,080
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	5,431	4,864,167
6.38%, 05/01/26 (Call 05/01/23)	6,470	6,181,438
8.38%, 05/01/27 (Call 05/01/23)(b)	8,565	7,675,933
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	6,605	5,812,400
6.75%, 10/15/27 (Call 10/15/23)(a)	9,087	8,853,464
Liberty Interactive LLC
8.25%, 02/01/30(b)	4,065	1,933,416
8.50%, 07/15/29(b)	2,362	1,206,096
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	6,394	5,617,990
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	5,682	4,872,315
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(a)(b)	2,458	2,315,511
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	7,554	6,759,168
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	3,660	3,445,890
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	7,605	6,864,881
5.63%, 07/15/27 (Call 07/15/23)(a)	13,164	12,539,631
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(b)(d)	4,911	4,254,154
6.38%, 03/30/62 (Call 03/30/27)(b)(d)	7,635	6,661,308
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	7,150	5,475,256
6.50%, 09/15/28 (Call 09/15/23)(a)	7,752	4,038,714
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	3,541	2,958,194
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	3,545	2,860,815
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	3,396	3,030,930
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	5,716	4,544,220
5.13%, 02/15/27 (Call 08/15/23)(a)(b)	2,055	1,816,256
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	4,069	3,245,028
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	7,609	6,848,293
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	11,818	9,742,523
4.00%, 07/15/28 (Call 07/15/24)(a)	15,200	13,529,520
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	11,575	9,927,067
5.00%, 08/01/27 (Call 08/01/23)(a)	11,443	10,827,939
5.50%, 07/01/29 (Call 07/01/24)(a)	9,493	8,896,365
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	2,537	1,480,676
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	7,523	7,060,693
Security	Par (000)	Value

Media (continued)
4.75%, 03/15/26 (Call 03/15/23)(a)	$4,297	$4,166,128
5.00%, 09/15/29 (Call 09/15/24)	8,709	8,203,965
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/13/23)(a)	7,800	7,246,200
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	4,364	4,082,476
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	7,994	6,878,197
5.13%, 02/15/25 (Call 02/15/23)(a)	11,382	11,088,914
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	11,597	11,365,060
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	7,010	6,874,379
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	9,720	8,551,364
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	3,985	3,636,313
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	5,826	5,297,407
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,241	3,689,904
5.13%, 04/15/27 (Call 04/15/23)(a)(b)	5,577	5,353,474
5.38%, 06/15/24 (Call 03/15/24)(a)	1,211	1,202,904
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	7,105	5,963,866
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	6,855	5,912,506
5.50%, 05/15/29 (Call 05/15/24)(a)	10,898	10,109,966
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	3,955	3,589,558
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	11,620	9,950,555
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	4,120	3,405,180
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	4,594	4,344,913
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	7,885	6,868,150
		792,759,399
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(a)(b)	2,384	2,269,255
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	3,852	3,827,297
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/23)(b)	2,746	2,017,639
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	3,678	3,314,135
		11,428,326
Mining — 1.3%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)(b)	5,311	5,258,296
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	7,348	7,059,911
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	2,052	1,807,768
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	3,168	2,550,886
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)	966	936,125
6.75%, 12/01/27 (Call 12/01/23)(a)(b)	4,065	3,965,989
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	3,900	3,316,755
5.63%, 06/15/28 (Call 06/15/23)(a)(b)	2,745	2,602,260
5.88%, 02/15/26 (Call 03/03/23)(a)(b)	1,759	1,739,792
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	4,180	3,830,501
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	11,621	10,226,480
4.50%, 09/15/27 (Call 06/15/27)(a)	4,332	4,134,959

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.13%, 05/15/24 (Call 02/15/24)(a)	$3,709	$3,673,370
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	5,648	5,515,837
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	6,460	6,298,500
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	3,832	3,821,322
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	4,696	4,326,190
6.13%, 04/01/29 (Call 04/01/24)(a)	5,141	4,747,199
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	3,626	2,865,628
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(a)(b)	2,285	2,319,275
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	4,490	3,796,789
4.63%, 03/01/28 (Call 03/01/23)(a)	4,212	3,845,556
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	3,105	2,880,823
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	5,750	5,205,590
3.88%, 08/15/31 (Call 08/15/26)(a)	5,910	4,988,040
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	12,517	11,327,885
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	3,535	3,461,472
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	3,236	3,066,110
		119,569,308
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	3,405	2,854,803
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,693	2,120,738
Xerox Corp.
3.80%, 05/15/24	820	795,400
4.80%, 03/01/35	2,032	1,387,002
6.75%, 12/15/39	2,826	2,204,558
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	5,889	5,477,953
5.50%, 08/15/28 (Call 07/15/28)(a)	5,868	4,976,797
		19,817,251
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	2,444	2,053,326
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	3,598	3,211,827
		5,265,153
Oil & Gas — 6.8%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)	6,070	6,039,650
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	4,545	4,238,212
7.63%, 02/01/29 (Call 02/01/24)(a)	3,055	3,124,044
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	4,436	4,058,230
4.38%, 10/15/28 (Call 07/15/28)(b)	2,335	2,159,170
4.75%, 04/15/43 (Call 10/15/42)	3,122	2,471,469
5.10%, 09/01/40 (Call 03/01/40)(b)	10,196	8,903,657
5.25%, 02/01/42 (Call 08/01/41)	3,050	2,562,214
5.35%, 07/01/49 (Call 01/01/49)	3,099	2,563,802
6.00%, 01/15/37	3,490	3,306,356
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	3,309	2,912,747
7.00%, 11/01/26 (Call 11/01/23)(a)	4,746	4,523,519
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	2,284	2,236,566
9.00%, 11/01/27 (Call 11/01/26)(a)	1,519	1,872,168
Security	Par (000)	Value

Oil & Gas (continued)
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)(b)	$3,360	$3,476,894
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/23)(a)	3,059	2,928,805
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	4,961	4,828,293
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/23)(b)	1,726	1,662,400
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	4,924	4,763,970
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	5,290	5,287,143
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(a)(b)	2,915	2,812,442
11.00%, 04/15/25 (Call 04/15/23)(a)(b)	4,294	4,498,422
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/23)(a)(b)	2,757	2,701,557
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	3,980	3,858,236
5.88%, 02/01/29 (Call 02/05/24)(a)	3,664	3,508,720
6.75%, 04/15/29 (Call 04/15/24)(a)	7,342	7,239,579
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	9,102	9,147,510
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	4,923	4,823,875
7.00%, 06/15/25 (Call 06/15/23)(a)	9,410	9,330,768
Civitas Resources Inc., 5.00%, 10/15/26
(Call 10/15/23)(a)	3,270	3,049,275
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	4,133	3,793,999
7.25%, 03/14/27 (Call 03/14/23)(a)(b)	2,326	2,314,370
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	4,160	4,045,558
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)	5,746	5,385,740
7.75%, 02/15/26 (Call 02/15/24)(a)(b)	2,113	2,111,732
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	7,522	6,450,115
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	9,292	8,571,870
Crescent Energy Finance LLC, 9.25%, 02/15/28	605	604,062
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	2,887	2,644,346
5.63%, 10/15/25 (Call 10/15/23)(a)	7,587	7,397,325
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/23)(a)	5,093	4,914,745
5.75%, 02/15/28 (Call 02/15/23)(a)	3,186	2,915,190
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	4,515	4,402,125
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)(b)	5,819	5,425,113
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(b)	7,924	7,765,520
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	3,530	3,303,374
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/23)(a)	1,979	2,067,797
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)	2,400	2,358,480
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/23)(a)	2,964	2,875,133
Global Marine Inc., 7.00%, 06/01/28	2,017	1,603,515
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,554	1,320,249
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/23)(a)(b)	1,324	1,183,970
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	3,777	3,742,122

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	$3,670	$3,358,050
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,633	4,308,690
6.00%, 04/15/30 (Call 04/15/25)(a)	3,708	3,447,155
6.00%, 02/01/31 (Call 02/01/26)(a)	4,950	4,577,265
6.25%, 11/01/28 (Call 11/01/23)(a)	4,333	4,161,890
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	3,942	3,638,634
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	5,264	5,053,440
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	5,210	5,117,849
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)	2,511	2,315,644
9.50%, 01/15/25 (Call 01/15/24)	4,098	4,135,374
10.13%, 01/15/28 (Call 01/15/24)(b)	2,320	2,308,562
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	3,022	2,923,785
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)(b)	5,841	5,745,339
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	4,803	4,586,865
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	4,289	4,399,227
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)	5,663	5,229,214
10.50%, 05/15/27 (Call 05/15/23)(a)	3,565	3,442,256
MRT MID PART/MRT MID FIN SECURED 144A 02/28 11.5, 11.50%, 02/15/28	3,370	3,268,900
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)	4,329	4,231,771
6.13%, 12/01/42 (Call 06/01/42)	2,566	2,099,636
6.38%, 07/15/28 (Call 07/15/24)(b)	3,606	3,566,218
7.05%, 05/01/29	1,920	1,965,734
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	3,296	3,195,653
7.38%, 05/15/27 (Call 05/15/24)(a)	5,285	5,291,870
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(a)(b)	4,353	4,233,292
7.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,877	2,742,385
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(a)	6,135	6,058,312
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(b)	5,649	5,626,856
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)(b)	3,255	3,206,175
Occidental Petroleum Corp.
0.00%, 10/10/36(g)	315	158,972
2.90%, 08/15/24 (Call 06/15/24)	150	143,784
3.40%, 04/15/26 (Call 01/15/26)(b)	2,271	2,149,443
3.50%, 08/15/29 (Call 05/15/29)(b)	2,487	2,292,858
4.10%, 02/15/47 (Call 08/15/46)(b)	3,910	3,123,660
4.40%, 04/15/46 (Call 10/15/45)	3,970	3,252,919
4.40%, 08/15/49 (Call 02/15/49)(b)	395	315,849
4.63%, 06/15/45 (Call 12/15/44)	800	667,957
5.50%, 12/01/25 (Call 09/01/25)	4,837	4,869,601
5.55%, 03/15/26 (Call 12/15/25)(b)	7,815	7,893,541
5.88%, 09/01/25 (Call 06/01/25)	6,070	6,144,024
6.13%, 01/01/31 (Call 07/01/30)(b)	8,888	9,276,317
6.20%, 03/15/40	6,881	6,952,973
6.38%, 09/01/28 (Call 03/01/28)(b)	4,652	4,832,669
6.45%, 09/15/36(b)	13,688	14,394,711
6.60%, 03/15/46 (Call 09/15/45)	9,432	10,043,854
Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 09/01/30 (Call 03/01/30)(b)	$11,626	$12,342,714
6.95%, 07/01/24(b)	500	509,065
7.50%, 05/01/31	7,030	7,820,875
7.88%, 09/15/31	3,828	4,335,555
7.95%, 06/15/39	2,793	3,204,968
8.50%, 07/15/27 (Call 01/15/27)(b)	4,298	4,754,662
8.88%, 07/15/30 (Call 01/15/30)(b)	7,672	9,033,780
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 12/15/23)(a)	1,715	1,680,700
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	6,277	5,384,358
4.63%, 05/01/30 (Call 05/01/25)(a)	6,280	5,398,299
5.88%, 07/15/27 (Call 07/15/23)(a)	4,096	3,929,293
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	3,600	3,261,173
5.15%, 11/15/29 (Call 08/15/29)(b)	2,530	2,363,643
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(b)	6,487	6,116,203
7.25%, 06/15/25 (Call 06/15/23)	5,182	5,162,593
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	6,054	5,855,005
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	3,437	3,484,259
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 03/03/23)(a)	2,296	2,170,064
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	4,799	3,073,872
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	3,138	3,022,647
7.13%, 01/15/26 (Call 11/15/23)(a)(b)	1,924	1,904,146
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	3,515	3,148,576
4.88%, 05/15/25 (Call 02/15/25)(b)	6,323	6,100,161
8.25%, 01/15/29 (Call 01/15/24)	4,998	5,138,144
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	5,470	5,203,284
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/23)(b)	2,490	2,440,200
6.50%, 07/15/28 (Call 07/15/24)(b)	3,365	3,200,854
6.63%, 01/15/27 (Call 01/15/24)	3,148	3,059,373
6.75%, 09/15/26 (Call 09/15/23)(b)	3,182	3,132,218
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	9,072	7,997,149
5.38%, 02/01/29 (Call 02/01/24)	5,284	4,965,084
5.38%, 03/15/30 (Call 03/15/25)(b)	9,327	8,685,769
5.70%, 01/23/25 (Call 10/23/24)	2,692	2,669,253
7.75%, 10/01/27 (Call 10/01/23)(b)	2,514	2,621,800
8.38%, 09/15/28 (Call 09/15/23)(b)	2,207	2,318,100
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	4,159	3,545,548
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	5,985	5,414,570
4.50%, 04/30/30 (Call 04/30/25)	6,376	5,680,060
5.88%, 03/15/28 (Call 03/15/23)	2,898	2,840,040
6.00%, 04/15/27 (Call 04/15/23)	4,209	4,206,601
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	4,156	4,405,360
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)	4,194	3,969,621
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)(b)	3,110	2,903,963
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/23)(a)(b)	840	852,337

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
6.80%, 03/15/38(b)	$4,859	$3,449,890
7.25%, 11/01/25 (Call 11/01/23)(a)(b)	3,095	2,947,988
7.50%, 01/15/26 (Call 01/15/24)(a)	4,518	4,246,920
7.50%, 04/15/31(b)	3,311	2,566,025
8.00%, 02/01/27 (Call 02/01/23)(a)	4,894	4,490,245
8.75%, 02/15/30 (Call 02/15/26)(a)	9,025	9,304,775
11.50%, 01/30/27 (Call 07/30/23)(a)	5,464	5,701,411
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/23)(a)(b)	2,124	2,187,505
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/23)(a)	3,482	3,474,316
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)	3,590	3,725,415
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 03/15/23)(a)(b)	1,315	1,279,922
6.88%, 05/01/30 (Call 05/01/25)(a)(b)	3,402	3,138,345
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(a)	3,077	2,978,351
W&T Offshore Inc., 11.75%, 02/01/26	2,150	2,177,335
		643,809,698
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	6,159	5,851,050
6.88%, 04/01/27 (Call 04/01/23)(a)(b)	3,417	3,348,660
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	2,871	2,735,259
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	3,715	3,295,349
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/23)(a)(b)	2,374	2,229,233
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	4,745	4,832,877
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	3,220	3,123,757
6.00%, 02/01/28 (Call 11/01/27)(b)	2,152	2,057,964
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/23)(a)(b)	800	809,960
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/23)(a)(b)	1,321	1,334,452
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)	5,138	5,042,690
6.88%, 09/01/27 (Call 09/01/23)	5,619	5,450,430
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)	3,676	3,657,620
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	12,262	12,377,386
11.00%, 12/01/24 (Call 12/01/23)(a)(b)	208	213,720
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)(b)	2,445	2,456,897
		58,817,304
Packaging & Containers — 2.6%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23), (7.25% PIK)(a)(c)	7,085	5,557,757
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	4,930	4,326,223
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	7,945	6,569,403
6.00%, 06/15/27 (Call 06/15/24)(a)	4,698	4,684,846
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)	9,225	8,417,812
5.25%, 04/30/25 (Call 04/30/23)(a)	5,625	5,499,844
5.25%, 08/15/27 (Call 08/15/23)(a)	13,455	11,018,098
Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	$10,147	$8,318,457
3.13%, 09/15/31 (Call 06/15/31)(b)	6,610	5,404,726
4.88%, 03/15/26 (Call 12/15/25)(b)	5,786	5,699,355
5.25%, 07/01/25	7,359	7,323,014
6.88%, 03/15/28 (Call 11/15/24)	5,515	5,687,895
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/23)(a)(b)	2,037	1,976,781
5.63%, 07/15/27 (Call 07/15/23)(a)(b)	3,478	3,417,135
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	3,592	3,355,000
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	3,725	3,662,105
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	8,490	7,503,313
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	4,360	4,196,500
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	2,651	2,533,435
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/23)(b)	6,230	6,086,336
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	2,333	2,437,017
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	3,847	3,362,238
Graphic Packaging International LLC
3.50%, 03/15/28(a)	3,626	3,242,271
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	2,580	2,270,787
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	3,290	2,849,185
4.13%, 08/15/24 (Call 05/15/24)(b)	1,032	1,015,426
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	2,496	2,402,400
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(a)(b)	5,425	4,792,054
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	3,642	3,291,458
6.75%, 07/15/26 (Call 07/15/23)(a)	5,839	5,660,297
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	3,750	3,145,313
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	5,352	5,091,090
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(a)(b)	2,517	2,400,589
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 02/24/23)(a)	8,201	8,195,259
7.25%, 04/15/25 (Call 03/03/23)(a)	11,353	11,083,366
7.88%, 08/15/26	10,765	10,859,194
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	2,873	2,579,236
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	2,359	2,288,607
6.38%, 08/15/25(a)(b)	2,283	2,237,911
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	4,689	4,597,109
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	7,780	6,982,550
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	3,776	3,356,080
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,440	3,182,172
5.00%, 04/15/29 (Call 04/15/25)(a)	3,450	3,310,896
5.13%, 12/01/24 (Call 09/01/24)(a)	1,976	1,961,180
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	2,989	2,971,365
6.13%, 02/01/28 (Call 02/01/24)(a)	6,055	6,108,890
6.88%, 07/15/33(a)	3,492	3,629,480

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)(b)	$4,289	$4,004,554
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 02/13/23)(a)(b)	2,046	1,828,692
9.25%, 08/01/24 (Call 08/01/23)(a)(b)	2,502	2,442,120
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,869	2,554,127
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	8,404	8,067,336
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	5,528	5,316,499
		250,754,783
Pharmaceuticals — 2.1%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	3,900	3,456,420
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	3,930	3,419,297
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	4,821	4,290,847
6.13%, 08/01/28 (Call 08/01/23)(a)	2,612	2,470,962
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)(b)	2,700	1,423,521
9.25%, 04/01/26 (Call 04/01/23)(a)	1,045	777,031
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(a)	2,600	1,166,315
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	400	179,777
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	2,600	1,194,893
7.25%, 05/30/29 (Call 05/30/24)(a)	100	44,718
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	6,840	5,388,620
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	13,476	8,662,642
5.25%, 01/30/30 (Call 01/30/25)(a)	5,955	2,611,414
5.25%, 02/15/31 (Call 02/15/26)(a)	4,000	1,810,000
5.50%, 11/01/25 (Call 03/03/23)(a)	12,907	10,977,791
5.75%, 08/15/27 (Call 08/15/23)(a)	4,006	2,713,624
6.13%, 02/01/27 (Call 02/01/24)(a)	7,870	5,371,275
11.00%, 09/30/28(a)(b)	24,201	18,934,862
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	4,893	3,054,306
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)(b)	6,305	6,258,357
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	3,940	3,516,686
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	5,459	5,329,076
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/03/23)(a)(b)	5,111	4,793,257
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	4,665	3,411,281
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)(b)	3,355	3,426,294
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	11,500	10,491,910
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	1,850	471,722
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/23)(a)	3,799	3,315,078
10.00%, 04/15/25 (Call 04/15/23)(a)(b)	2,600	1,755,000
10.00%, 06/15/29 (Call 06/15/26)(a)(b)	3,044	1,742,690
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	4,855	4,293,757
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	4,037	3,487,248
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	16,380	14,814,891
5.13%, 04/30/31 (Call 04/30/26)(a)	15,390	13,893,938
Security	Par (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	$3,937	$3,207,041
6.63%, 04/01/30 (Call 04/01/25)(a)	4,682	4,140,304
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)	3,717	3,026,426
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	5,320	5,145,025
4.38%, 03/15/26 (Call 12/15/25)	5,755	5,449,122
4.40%, 06/15/30 (Call 03/15/30)(b)	5,648	4,956,798
4.90%, 12/15/44 (Call 06/15/44)	2,320	1,728,794
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	3,470	3,175,640
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	4,634	3,934,729
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	2,762	2,638,401
		196,351,780
Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	5,872	5,453,620
5.75%, 03/01/27 (Call 03/01/23)(a)	5,215	5,058,550
5.75%, 01/15/28 (Call 01/15/24)(a)	4,738	4,530,712
7.88%, 05/15/26 (Call 05/15/23)(a)	4,677	4,799,771
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(a)(b)	2,218	2,184,730
7.63%, 12/15/25 (Call 12/15/23)(a)	4,813	4,888,203
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	4,313	3,947,430
4.13%, 03/01/25 (Call 02/01/25)(a)	4,419	4,198,050
4.13%, 12/01/27 (Call 09/01/27)	2,793	2,526,687
4.35%, 10/15/24 (Call 07/15/24)	1,996	1,931,735
4.50%, 03/01/28 (Call 12/01/27)(a)	3,740	3,413,677
5.60%, 10/15/44 (Call 04/15/44)	2,278	1,737,180
5.85%, 11/15/43 (Call 05/15/43)	3,310	2,532,150
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	250	238,038
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)(b)	2,997	2,535,852
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	10,665	9,711,709
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	4,813	4,599,832
5.75%, 04/01/25 (Call 04/01/23)(b)	3,387	3,339,074
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	5,393	5,116,164
7.38%, 02/01/31	4,615	4,643,844
8.00%, 04/01/29 (Call 04/01/24)(a)	3,530	3,582,828
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	3,109	2,851,701
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	8,526	7,481,565
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	7,566	6,618,147
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	3,900	3,758,840
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	3,882	3,794,655
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	5,345	5,445,219
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,716	3,580,292
4.85%, 07/15/26 (Call 04/15/26)	3,907	3,788,124
5.05%, 04/01/45 (Call 10/01/44)	3,435	2,700,416
5.45%, 06/01/47 (Call 12/01/46)	3,860	3,210,905
5.60%, 04/01/44 (Call 10/01/43)	2,601	2,178,572

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$2,322	$2,246,535
4.13%, 12/01/26 (Call 09/01/26)	3,889	3,518,160
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	5,947	5,215,876
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,526	7,211,483
5.50%, 07/15/28 (Call 04/15/28)(b)	6,386	5,891,085
6.00%, 07/01/25 (Call 04/01/25)(a)	3,423	3,369,978
6.50%, 07/01/27 (Call 01/01/27)(a)	6,870	6,746,409
6.50%, 07/15/48 (Call 01/15/48)	4,346	3,346,420
7.50%, 06/01/27 (Call 06/01/24)(a)	3,721	3,720,917
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	3,870	3,865,162
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	4,397	4,410,784
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/23)(b)	1,708	1,632,200
6.50%, 10/01/25 (Call 10/01/23)	4,135	4,062,637
7.75%, 02/01/28 (Call 02/01/23)(b)	5,380	5,199,124
8.00%, 01/15/27 (Call 01/15/24)(b)	8,171	8,066,411
8.88%, 04/15/30 (Call 04/15/26)	1,695	1,722,544
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	2,778	2,621,599
7.00%, 08/01/27 (Call 08/01/23)	3,270	3,139,616
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	6,101	6,001,859
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	5,720	5,009,619
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	4,143	3,901,594
5.50%, 10/15/30 (Call 10/15/25)(a)	3,180	2,965,700
5.63%, 02/15/26 (Call 02/15/23)(a)	5,977	5,917,947
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	4,054	3,775,287
6.38%, 04/15/27 (Call 04/15/24)(a)	2,717	2,686,434
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(a)(b)	3,243	3,161,925
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	9,330	8,105,437
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	7,937	7,540,150
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 03/03/23)(a)(b)	2,255	2,255,949
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	11,393	10,483,381
6.75%, 09/15/25 (Call 09/15/23)(a)(b)	10,400	9,949,012
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	15,925	15,123,326
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/23)(b)	3,436	3,049,450
7.50%, 04/15/26 (Call 04/15/23)(b)	2,547	2,164,557
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(a)	4,238	4,068,480
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	4,003	3,841,990
5.75%, 10/01/25 (Call 07/01/25)(b)	4,557	4,509,197
6.00%, 06/01/26 (Call 03/01/26)	3,901	3,820,327
6.38%, 10/01/30 (Call 04/01/30)	4,815	4,638,049
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,732	2,582,674
4.80%, 05/15/30 (Call 02/15/30)(a)	2,606	2,319,340
4.95%, 07/15/29 (Call 04/15/29)(a)	4,039	3,650,761
6.88%, 04/15/40(a)	3,903	3,307,545
7.50%, 07/15/38(a)	2,028	1,875,900
Security	Par (000)	Value

Pipelines (continued)
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	$2,570	$2,428,650
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/23)(b)	2,075	1,784,500
8.50%, 10/15/26 (Call 10/15/23)(a)	5,969	5,812,314
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)(b)	5,556	5,116,437
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	3,617	3,429,288
6.00%, 12/31/30 (Call 12/31/25)(a)	5,521	5,028,416
6.00%, 09/01/31 (Call 09/01/26)(a)	3,752	3,376,800
7.50%, 10/01/25 (Call 10/01/23)(a)	4,690	4,747,856
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/15/23)	2,313	2,009,187
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	9,495	8,065,528
6.25%, 01/15/30	7,675	7,819,136
3.88%, 08/15/29 (Call 02/15/29)(a)	9,489	8,445,210
4.13%, 08/15/31 (Call 02/15/31)(a)	9,571	8,485,266
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	5,531	5,282,105
3.95%, 06/01/25 (Call 03/01/25)	2,715	2,592,825
4.30%, 02/01/30 (Call 11/01/29)	9,533	8,729,940
4.50%, 03/01/28 (Call 12/01/27)	2,765	2,612,925
4.65%, 07/01/26 (Call 04/01/26)	3,590	3,455,375
4.75%, 08/15/28 (Call 05/15/28)	2,876	2,710,630
5.30%, 03/01/48 (Call 09/01/47)	5,360	4,690,000
5.45%, 04/01/44 (Call 10/01/43)	4,878	4,293,664
5.50%, 08/15/48 (Call 02/15/48)(b)	2,815	2,445,785
5.50%, 02/01/50 (Call 08/01/49)	7,506	6,511,455
		438,944,394
Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)(b)	5,189	5,009,097
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(a)	4,913	4,416,111
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/03/23)(a)(b)	4,099	4,031,080
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	5,200	4,490,304
4.38%, 02/01/31 (Call 02/01/26)(a)	5,061	4,205,355
5.38%, 08/01/28 (Call 08/01/23)(a)	5,910	5,474,965
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	4,870	4,127,445
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	4,865	4,086,600
4.75%, 02/01/30 (Call 09/01/24)	4,697	3,852,644
5.00%, 03/01/31 (Call 03/01/26)(b)	4,689	3,824,841
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	7,685	5,763,750
5.75%, 01/15/29 (Call 01/15/24)(a)	7,073	5,499,540
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	4,692	2,533,680
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	3,918	1,658,976
		58,974,388
Real Estate Investment Trusts — 3.2%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)	4,142	3,146,253
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	4,146	3,394,538

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	$3,280	$2,893,157
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	5,617	4,931,333
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	7,728	7,351,260
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	3,295	2,950,376
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	3,908	2,647,357
4.75%, 05/01/24 (Call 11/01/23)	1,641	1,431,773
4.75%, 02/15/28 (Call 08/15/27)(b)	4,193	2,555,298
9.75%, 06/15/25 (Call 06/15/23)	3,908	3,812,642
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	4,048	3,421,601
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	7,854	6,970,425
3.75%, 09/15/30(a)(b)	3,085	2,357,811
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	2,687	2,626,543
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	8,775	7,519,210
4.88%, 09/15/27 (Call 09/15/23)(a)	7,446	7,010,707
4.88%, 09/15/29 (Call 09/15/24)(a)	7,724	6,975,815
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	3,831	3,522,655
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	5,931	5,639,788
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	9,827	8,892,845
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	4,974	4,476,275
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	5,992	5,195,073
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	3,845	3,816,162
4.75%, 10/01/24 (Call 07/01/24)(b)	3,728	3,706,564
5.50%, 02/15/26 (Call 08/15/23)(b)	1,706	1,717,430
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	5,267	4,641,544
4.75%, 06/15/29 (Call 06/15/24)(a)	5,390	4,478,174
5.25%, 10/01/25 (Call 02/16/23)(a)(b)	2,269	2,183,913
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	10,130	7,091,081
4.63%, 08/01/29 (Call 08/01/24)(b)	7,239	5,628,322
5.00%, 10/15/27 (Call 09/07/23)(b)	10,694	9,040,012
5.25%, 08/01/26 (Call 08/01/23)(b)	3,787	3,444,920
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(a)(b)	4,355	4,055,594
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	2,580	1,983,357
2.65%, 06/15/26 (Call 05/15/26)	2,635	2,116,726
3.45%, 10/15/31 (Call 07/15/31)	3,155	2,213,266
4.25%, 05/15/24 (Call 02/15/24)	2,300	2,232,101
4.50%, 02/01/25 (Call 11/01/24)	5,125	4,768,070
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	6,090	5,264,809
5.88%, 10/01/28 (Call 10/01/23)(a)	5,691	5,266,281
7.50%, 06/01/25 (Call 06/01/23)(a)	4,920	4,987,650
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,967	4,414,683
4.75%, 10/15/27 (Call 10/15/23)	5,364	5,024,051
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	$3,610	$3,297,626
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	4,315	3,618,991
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	11,889	10,072,153
3.88%, 02/15/27 (Call 02/15/23)	11,485	10,606,808
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	2,948	2,245,079
4.35%, 10/01/24 (Call 09/01/24)	6,644	6,265,292
4.38%, 02/15/30 (Call 08/15/29)(b)	3,085	2,241,916
4.50%, 03/15/25 (Call 09/15/24)	2,725	2,466,316
4.65%, 03/15/24 (Call 09/15/23)	915	890,977
4.75%, 10/01/26 (Call 08/01/26)	3,621	2,989,968
4.95%, 02/15/27 (Call 08/15/26)	3,033	2,481,296
4.95%, 10/01/29 (Call 07/01/29)	3,636	2,727,000
5.25%, 02/15/26 (Call 08/15/25)	2,991	2,589,758
5.50%, 12/15/27 (Call 09/15/27)	3,215	2,847,204
7.50%, 09/15/25 (Call 06/15/25)	6,351	6,244,875
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,075	2,759,782
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	2,985	2,834,772
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,095	3,675,263
4.75%, 03/15/25 (Call 09/15/24)	3,639	3,487,734
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	5,745	3,808,030
7.88%, 02/15/25 (Call 02/15/23)(a)	17,148	16,923,716
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	4,238	3,465,466
6.50%, 02/15/29 (Call 02/15/24)(a)	8,653	6,013,835
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	4,254	3,775,425
6.38%, 08/15/25 (Call 08/15/23)(a)	3,630	3,575,825
		299,702,552
Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	6,095	5,332,765
3.88%, 01/15/28 (Call 09/15/23)(a)	11,813	10,796,846
4.00%, 10/15/30 (Call 10/15/25)(a)	22,781	19,392,326
4.38%, 01/15/28 (Call 11/15/23)(a)(b)	5,602	5,155,003
5.75%, 04/15/25 (Call 04/15/23)(a)(b)	2,128	2,125,031
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)(b)	2,750	1,329,121
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	2,829	2,857,290
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	3,035	2,952,448
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	3,680	2,917,136
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	2,972	2,686,976
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	6,069	5,355,528
4.75%, 03/01/30 (Call 03/01/25)(b)	3,484	3,047,642
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	4,695	4,049,203
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(a)(b)	2,397	1,725,840
7.13%, 07/15/29 (Call 07/15/24)(a)(b)	4,017	2,490,259
Bath & Body Works Inc.
5.25%, 02/01/28(b)	3,706	3,498,133
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	7,539	7,366,960
6.69%, 01/15/27(b)	1,863	1,867,436
6.75%, 07/01/36	5,774	5,222,179

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.88%, 11/01/35	$7,698	$7,015,669
6.95%, 03/01/33(b)	2,816	2,518,377
7.50%, 06/15/29 (Call 06/15/24)(b)	4,239	4,300,423
9.38%, 07/01/25(a)(b)	1,612	1,725,372
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(b)(c)	3,236	2,427,000
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(a)(b)	2,600	2,241,413
4.50%, 11/15/26 (Call 11/15/23)(a)(b)	2,131	2,031,418
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	3,500	180,163
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,337	2,087,292
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	2,410	2,136,465
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	2,280	2,231,299
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	2,660	2,043,756
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	4,975	2,213,875
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	4,127	1,857,150
5.63%, 10/01/25 (Call 10/01/23)(a)(b)	3,784	1,892,000
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	4,295	1,868,325
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	23,545	12,624,850
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	5,773	5,340,025
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)(b)	3,484	3,540,963
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)	6,183	5,742,461
8.50%, 10/30/25 (Call 10/30/23)(a)	5,210	4,910,425
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28	4,000	3,935,000
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	5,100	4,692,000
5.88%, 04/01/29 (Call 04/01/24)(a)	6,370	5,303,025
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	7,755	6,844,330
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	9,532	7,911,560
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	3,772	3,390,085
5.63%, 01/01/30 (Call 01/01/25)(a)	4,145	3,792,394
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	3,303	2,792,620
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	3,211	2,582,800
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	5,725	4,393,938
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	5,965	4,440,210
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	5,635	4,955,757
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)(b)	4,599	4,014,651
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)(b)	2,714	2,288,377
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(a)(b)	6,380	6,402,840
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	3,202	2,757,723
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	5,127	4,973,190
Kohl’s Corp.
3.63%, 05/01/31 (Call 02/01/31)	3,831	2,838,465
Security	Par (000)	Value

Retail (continued)
4.25%, 07/17/25 (Call 04/17/25)(b)	$2,730	$2,619,326
5.55%, 07/17/45 (Call 01/17/45)(b)	3,360	2,209,127
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	6,296	4,784,960
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	7,833	6,464,183
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,100	5,183,048
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	4,598	3,914,737
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	2,750	2,557,500
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/23)(a)	6,422	5,860,075
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	1,889	1,171,180
4.50%, 12/15/34 (Call 06/15/34)(b)	3,018	2,216,117
5.13%, 01/15/42 (Call 07/15/41)	2,024	1,366,200
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	3,771	3,507,083
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	3,155	2,879,789
6.13%, 03/15/32 (Call 03/15/27)(a)	3,320	2,971,400
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	2,310	2,069,605
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	6,320	5,270,311
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	10,438	7,932,880
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	4,305	3,601,881
4.75%, 09/15/29 (Call 09/15/24)	3,809	3,489,996
5.63%, 05/01/27 (Call 05/01/23)(b)	1,358	1,332,361
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(a)	9,045	8,636,747
Nordstrom Inc.
2.30%, 04/08/24 (Call 02/16/23)(b)	287	272,397
4.00%, 03/15/27 (Call 12/15/26)(b)	2,806	2,423,034
4.25%, 08/01/31 (Call 05/01/31)	3,510	2,635,694
4.38%, 04/01/30 (Call 01/01/30)	3,875	3,109,029
5.00%, 01/15/44 (Call 07/15/43)(b)	7,514	5,069,095
6.95%, 03/15/28(b)	2,277	2,210,967
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	3,002	2,582,307
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	3,110	2,170,235
6.75%, 08/01/29 (Call 08/01/24)(a)	2,405	1,707,550
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	2,992	2,557,711
7.50%, 10/15/27 (Call 10/15/23)(a)(b)	1,648	1,630,614
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(b)	4,374	4,142,397
3.75%, 06/15/29 (Call 06/15/24)	3,800	3,213,398
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	8,975	8,301,725
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	9,025	8,869,235
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	4,137	2,668,272
4.45%, 02/15/25 (Call 11/15/24)	4,986	4,245,828
4.75%, 02/15/27 (Call 11/15/26)(b)	4,531	3,433,637
4.85%, 04/01/24(b)	2,795	2,659,787
5.45%, 08/15/34 (Call 02/15/34)(b)	3,263	1,916,915
5.95%, 03/15/43(b)	2,256	1,166,491
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)	3,652	2,386,617
8.00%, 11/15/26 (Call 01/15/24)(a)	5,860	3,266,950

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)(b)	$5,195	$5,117,114
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/23)(a)	2,853	2,638,467
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	5,083	4,224,456
4.88%, 11/15/31 (Call 11/15/26)(a)	3,949	3,153,237
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)	5,649	5,081,727
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	4,495	4,106,365
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	6,475	5,531,333
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	3,813	3,278,837
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(a)	15,642	13,898,699
10.75%, 04/15/27 (Call 04/15/23)(a)(b)	7,260	5,499,450
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)(b)	5,015	4,362,931
5.88%, 03/01/27 (Call 03/01/23)(b)	2,365	2,285,536
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	5,010	4,427,587
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(a)	2,440	2,379,481
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	4,825	4,008,321
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)(b)	4,865	4,428,237
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/23), (9.00% PIK)(a)(b)(c)	2,325	2,121,563
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	7,903	6,736,738
4.63%, 01/31/32 (Call 10/01/26)(b)	8,292	7,544,393
4.75%, 01/15/30 (Call 10/15/29)(a)	6,195	5,793,874
5.35%, 11/01/43 (Call 05/01/43)	2,023	1,731,478
5.38%, 04/01/32 (Call 04/01/27)(b)	7,640	7,248,679
6.88%, 11/15/37(b)	2,630	2,816,033
		500,498,735
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/23)(a)(b)	4,343	4,360,893
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	3,585	3,450,680
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	6,685	6,419,806
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	3,306	2,819,419
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	2,985	2,701,425
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	5,095	4,649,239
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,170	2,744,948
		27,146,410
Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)(b)	3,299	3,257,763
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	7,345	2,240,225
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(a)	4,620	4,573,921
9.13%, 03/01/26 (Call 09/01/23)(a)	2,997	2,847,508
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(a)(b)	5,440	5,174,147
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	2,219	843,758
Security	Par (000)	Value

Software (continued)
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	$5,902	$5,886,614
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	6,954	6,205,071
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	7,185	6,322,261
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)(b)	2,166	2,069,923
6.50%, 10/15/28 (Call 10/15/26)(a)	4,407	4,125,877
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	3,539	3,133,787
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	5,010	4,287,395
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	7,304	6,781,801
5.25%, 05/15/26 (Call 02/15/26)(a)	3,155	3,132,126
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	2,670	2,145,986
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	3,898	3,289,538
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	18,149	15,036,668
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	5,355	4,391,100
3.63%, 09/01/30 (Call 03/01/25)(a)	7,033	6,121,633
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	4,693	4,011,100
3.88%, 02/15/31 (Call 06/01/25)(a)	7,508	6,626,336
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	7,909	7,197,190
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	6,951	6,040,141
3.88%, 12/01/29 (Call 12/01/24)(a)	6,502	5,407,389
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	7,039	5,927,378
4.13%, 12/01/31 (Call 12/01/26)(a)	4,999	4,061,388
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	30,720	26,959,537
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(a)	3,969	3,806,006
4.00%, 02/15/28 (Call 02/15/23)(a)	3,856	3,592,346
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	4,500	2,705,625
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	4,140	1,525,342
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	7,579	6,400,087
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,526	3,773,300
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	2,388	1,611,958
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/23)(a)	15,622	15,024,368
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	3,876	3,290,937
3.88%, 03/15/31 (Call 03/15/26)(b)	4,099	3,383,653
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	13,729	9,057,080
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 02/01/24)(a)(b)	5,173	4,461,712
		216,729,975
Telecommunications — 5.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	8,615	5,812,639
10.50%, 05/15/27 (Call 05/15/23)(a)	12,017	10,319,599
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	15,370	12,152,994
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	3,800	2,978,288
5.13%, 07/15/29 (Call 04/15/24)(a)	19,005	14,917,405

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 01/15/28 (Call 09/15/23)(a)	$8,615	$7,154,930
8.13%, 02/01/27 (Call 08/01/23)(a)	13,484	12,640,441
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(d)	3,635	3,253,325
4.88%, 11/23/81 (Call 08/23/31)(a)(d)	3,740	3,084,041
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)(b)	9,433	8,973,424
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	2,982	2,609,250
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	9,385	7,811,699
6.00%, 03/01/26 (Call 03/01/23)(a)(b)	11,621	11,125,364
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	5,703	4,467,452
8.25%, 03/01/27 (Call 03/01/23)(a)(b)	7,710	6,557,741
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(a)(b)	5,841	4,459,472
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	10,309	9,762,932
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	16,782	16,047,787
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	3,197	2,398,380
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	5,772	4,702,123
Embarq Corp., 8.00%, 06/01/36	11,346	5,475,012
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	11,721	10,656,147
5.88%, 10/15/27 (Call 10/15/23)(a)	8,912	8,510,247
5.88%, 11/01/29 (Call 11/01/24)	5,882	4,795,359
6.00%, 01/15/30 (Call 10/15/24)(a)	7,882	6,474,511
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	7,717	6,617,327
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	9,240	9,574,950
Frontier Florida LLC, Series E, 6.86%, 02/01/28	2,187	2,029,514
Hughes Satellite Systems Corp.
5.25%, 08/01/26	6,028	5,839,625
6.63%, 08/01/26(b)	5,839	5,647,014
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	9,740	9,223,342
7.00%, 10/15/28 (Call 10/15/24)(a)	7,050	6,621,219
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	23,045	20,924,860
Intrado Corp., 8.50%, 10/15/25 (Call 03/03/23)(a)(b)	4,447	3,980,065
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	5,820	5,037,039
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	6,575	4,891,800
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	6,765	4,945,486
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	5,870	4,760,100
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	9,554	7,571,449
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	7,549	6,394,815
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	7,485	3,767,088
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	9,628	8,118,835
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	7,728	5,197,080
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	5,899	5,043,645
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	4,183	2,897,663
Series G, 6.88%, 01/15/28(b).	665	538,650
Series P, 7.60%, 09/15/39	4,213	2,841,205
Series U, 7.65%, 03/15/42.	3,480	2,312,669
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	3,809	3,982,690
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	6,426	5,439,609
5.13%, 01/15/28 (Call 09/15/23)(a)(b)	3,174	2,826,428
6.25%, 03/25/29 (Call 04/25/24)(a)(b)	5,402	4,974,209
Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27(b)	$4,016	$3,855,360
6.63%, 05/15/39(b)	4,102	4,179,733
Qwest Corp., 7.25%, 09/15/25	2,052	2,055,078
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/23)(a)(b)	3,756	3,597,440
Sprint Capital Corp.
6.88%, 11/15/28	19,260	20,605,059
8.75%, 03/15/32(b)	15,795	19,506,825
Sprint LLC
7.13%, 06/15/24	16,200	16,542,824
7.63%, 02/15/25 (Call 11/15/24)	11,491	11,927,037
7.63%, 03/01/26 (Call 11/01/25)	11,893	12,578,828
Telecom Italia Capital SA
6.00%, 09/30/34(b)	7,824	6,277,860
6.38%, 11/15/33	7,787	6,620,741
7.20%, 07/18/36	7,842	6,662,093
7.72%, 06/04/38	7,666	6,611,005
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	9,306	9,028,774
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(b)	3,388	1,659,409
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	4,115	1,900,595
6.50%, 10/15/27 (Call 10/15/23)(a)(b)	2,501	698,772
U.S. Cellular Corp., 6.70%, 12/15/33(b)	4,282	3,982,260
ViaSat Inc.
5.63%, 09/15/25 (Call 02/13/23)(a)	5,328	5,008,320
5.63%, 04/15/27 (Call 04/15/23)(a)(b)	4,666	4,352,165
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	3,403	2,730,976
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	3,004	2,620,990
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	10,570	8,825,950
4.75%, 07/15/31 (Call 07/15/26)(a)	11,070	9,409,791
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	3,935	3,413,613
4.13%, 06/04/81 (Call 04/04/31)(d)	7,645	6,189,392
5.13%, 06/04/81 (Call 12/04/50)(d)	7,386	5,677,988
7.00%, 04/04/79 (Call 01/04/29)(d)	15,603	16,069,686
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	10,946	8,861,115
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/03/23)(a)(b)	11,219	8,920,227
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	8,675	5,964,063
		565,472,907
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/23)(a)(b)	5,353	3,372,390

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	4,912	4,580,463
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	4,716	4,236,854
5.45%, 11/01/41 (Call 05/01/41)(b)	2,367	2,025,809
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	3,800	3,790,500
6.20%, 10/01/40	1,852	1,719,582
		16,353,208
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	4,864	4,393,797

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	$2,285	$1,658,031
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)(b)	2,025	1,940,565
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	6,634	5,523,492
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	4,916	4,641,294
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(a)(b)	2,968	2,077,600
XPO CNW Inc., 6.70%, 05/01/34	2,311	2,084,343
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	2,810	2,887,556
		25,206,678
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(d)	3,843	3,757,801
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 10/15/23)(a)	2,334	2,018,892
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	7,569	6,661,013
6.50%, 10/01/25 (Call 10/01/23)(a)	5,077	4,914,536
9.75%, 08/01/27 (Call 08/01/23)(a)	3,017	3,101,589
		20,453,831
Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	2,880	2,880,000

Total Corporate Bonds & Notes — 97.8%
(Cost: $10,138,985,869)		9,290,867,735

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(f)	4	—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1	12,936

Health Care Technology — 0.0%
Quincy Health LLC(f)	12	—

Total Common Stocks — 0.0%
(Cost $1,371,310)		12,936

Total Long-Term Investments — 97.8%
(Cost: $10,140,357,179)		9,290,880,671

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 20.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(h)(i)(j)	1,812,510	$1,813,597,611
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(h)(i)	104,810	104,810,000

Total Short-Term Securities — 20.2%
(Cost: $1,917,111,200)		1,918,407,611

Total Investments — 118.0%
(Cost: $12,057,468,379)		11,209,288,282

Liabilities in Excess of Other Assets — (18.0)%		(1,711,576,472)

Net Assets — 100.0%		$9,497,711,810

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Zero-coupon bond.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,604,262,705	$207,878,845	(a)	$—		$20,148	$1,435,913	$1,813,597,611	1,812,510	$3,680,276	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	157,140,000	—		(52,330,000	)(a)	—	—	104,810,000	104,810	1,230,271		155
						$20,148	$1,435,913	$1,918,407,611		$4,910,547		$155

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2023

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$9,290,867,735	$—	$9,290,867,735
Common Stocks	12,936	—	—	12,936
Short-Term Securities
Money Market Funds	1,918,407,611	—	—	1,918,407,611
	$1,918,420,547	$9,290,867,735	$—	$11,209,288,282

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust